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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Common Stocks — 58.4%
CONSUMER DISCRETIONARY — 5.4%
Auto Components — 0.1%
BorgWarner, Inc.	3,190	69,447
Denso Corp.	8,200	136,413
Johnson Controls, Inc.	3,400	61,744
Auto Components Total		267,604
Automobiles — 0.2%
Dongfeng Motor Group Co., Ltd., Class H	542,000	176,737
Honda Motor Co., Ltd.	4,400	95,424
Toyota Motor Corp.	3,100	101,472
Automobiles Total		373,633
Distributors — 0.0%
LKQ Corp. (a)	3,040	35,446
Distributors Total		35,446
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (a)	6,030	462,019
Benesse Corp.	5,200	227,269
Brink’s Home Security Holdings, Inc. (a)	980	21,482
Capella Education Co. (a)	904	53,119
DeVry, Inc.	679	38,981
ITT Educational Services, Inc. (a)	508	48,250
Jackson Hewitt Tax Service, Inc.	2,860	44,873
Regis Corp.	740	10,752
Sotheby’s	790	7,023
Diversified Consumer Services Total		913,768
Hotels, Restaurants & Leisure — 1.3%
Bally Technologies, Inc. (a)	2,240	53,827
Benihana, Inc., Class A (a)	2,692	5,653
Bob Evans Farms, Inc.	760	15,527
Carnival Corp.	10,600	257,792
CEC Entertainment, Inc. (a)	640	15,520
Darden Restaurants, Inc.	1,760	49,597
Jack in the Box, Inc. (a)	660	14,579
Landry’s Restaurants, Inc.	980	11,368
McDonald’s Corp.	19,620	1,220,168
OPAP SA	5,335	153,479
Paddy Power PLC	10,929	204,580
Panera Bread Co., Class A (a)	527	27,531
Red Robin Gourmet Burgers, Inc. (a)	1,824	30,698
Royal Caribbean Cruises Ltd.	3,900	53,625

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — (continued)
Starbucks Corp. (a)	3,880	36,705
Starwood Hotels & Resorts Worldwide, Inc.	11,030	197,437
WMS Industries, Inc. (a)	2,789	75,024
Wynn Resorts Ltd. (a)	3,200	135,232
Yum! Brands, Inc.	2,780	87,570
Hotels, Restaurants & Leisure Total		2,645,912
Household Durables — 0.1%
American Greetings Corp., Class A	1,990	15,064
Cavco Industries, Inc. (a)	382	10,272
CSS Industries, Inc.	590	10,467
Ethan Allen Interiors, Inc.	450	6,466
Furniture Brands International, Inc.	970	2,144
JM AB	17,130	94,940
Stanley Works	825	28,132
Universal Electronics, Inc. (a)	417	6,764
Household Durables Total		174,249
Internet & Catalog Retail — 0.0%
NetFlix, Inc. (a)	1,387	41,457
NutriSystem, Inc.	630	9,192
Internet & Catalog Retail Total		50,649
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,750	7,367
Hasbro, Inc.	8,300	242,111
Mattel, Inc.	2,140	34,240
Leisure Equipment & Products Total		283,718
Media — 0.8%
Comcast Corp., Class A	33,400	563,792
DIRECTV Group, Inc. (a)	17,500	400,925
DreamWorks Animation SKG, Inc., Class A (a)	1,370	34,606
Liberty Media Corp. - Entertainment, Class A (a)	4,800	83,904
Marvel Entertainment, Inc. (a)	1,727	53,105
McGraw-Hill Companies, Inc.	8,060	186,912
Regal Entertainment Group, Class A	3,500	35,735
Vivendi	11,333	368,976
Media Total		1,727,955

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — 0.5%
Dollar Tree, Inc. (a)	1,290	53,922
Kohl’s Corp. (a)	23,980	868,076
Saks, Inc. (a)	4,954	21,698
Multiline Retail Total		943,696
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	1,610	54,177
America’s Car-Mart, Inc. (a)	1,375	18,989
Bed Bath & Beyond, Inc. (a)	2,010	51,094
Best Buy Co., Inc.	3,900	109,629
Chico’s FAS, Inc. (a)	6,660	27,839
Citi Trends, Inc. (a)	1,515	22,301
Fast Retailing Co., Ltd.	600	87,444
Foot Locker, Inc.	957	7,024
Game Group PLC	87,787	161,101
GameStop Corp., Class A (a)	1,100	23,826
Gap, Inc.	4,490	60,121
Lowe’s Companies, Inc.	44,200	951,184
Monro Muffler Brake, Inc.	1,250	31,875
OfficeMax, Inc.	1,980	15,127
Rent-A-Center, Inc. (a)	1,609	28,399
Ross Stores, Inc.	3,230	96,028
Sherwin-Williams Co.	970	57,957
Shoe Carnival, Inc. (a)	990	9,455
Staples, Inc.	13,600	243,712
Tiffany & Co.	1,000	23,630
TJX Companies, Inc.	3,650	75,080
Tractor Supply Co. (a)	430	15,540
Urban Outfitters, Inc. (a)	14,250	213,465
Zale Corp. (a)	690	2,298
Specialty Retail Total		2,387,295
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc. (a)	3,240	67,295
Deckers Outdoor Corp. (a)	690	55,110
Fossil, Inc. (a)	1,267	21,159
Hampshire Group Ltd. (a)	598	2,392
Lululemon Athletica, Inc. (a)	2,040	16,177
Movado Group, Inc.	1,250	11,738
Phillips-Van Heusen Corp.	1,833	36,898
Polo Ralph Lauren Corp.	13,055	592,828
V.F. Corp.	7,300	399,821
Wolverine World Wide, Inc.	850	17,884
Textiles, Apparel & Luxury Goods Total		1,221,302
CONSUMER DISCRETIONARY TOTAL		11,025,227

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — 6.4%
Beverages — 1.3%
Central European Distribution Corp. (a)	851	16,765
Coca-Cola Co.	21,700	982,359
Diageo PLC, ADR	9,351	530,576
Fomento Economico Mexicano SAB de CV, ADR	7,527	226,788
Molson Coors Brewing Co., Class B	7,300	357,116
Pepsi Bottling Group, Inc.	2,500	56,275
PepsiCo, Inc.	7,700	421,729
Beverages Total		2,591,608
Food & Staples Retailing — 1.8%
BJ’s Wholesale Club, Inc. (a)	10,625	364,013
Casey’s General Stores, Inc.	470	10,702
George Weston Ltd.	2,586	125,582
Koninklijke Ahold NV	20,972	257,756
Kroger Co.	18,070	477,229
Ruddick Corp.	700	19,355
Seven & I Holdings Co., Ltd.	10,000	342,597
Spartan Stores, Inc.	580	13,485
Sysco Corp.	16,000	367,040
Wal-Mart Stores, Inc.	31,281	1,753,613
Weis Markets, Inc.	1,060	35,648
Whole Foods Market, Inc.	860	8,118
Food & Staples Retailing Total		3,775,138
Food Products — 1.0%
Campbell Soup Co.	990	29,710
China Milk Products Group Ltd.	306,000	81,230
ConAgra Foods, Inc.	27,700	457,050
Dean Foods Co. (a)	4,800	86,256
Flowers Foods, Inc.	1,725	42,021
Fresh Del Monte Produce, Inc. (a)	1,003	22,487
General Mills, Inc.	4,100	249,075
H.J. Heinz Co.	1,040	39,104
Hershey Co.	1,200	41,688
J & J Snack Foods Corp.	547	19,626

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
J M Smucker Co.	5,200	225,472
Kerry Group PLC, Class A	5,837	106,445
Lancaster Colony Corp.	310	10,633
Lance, Inc.	987	22,642
Nestle SA, Registered Shares	8,204	323,341
Ralcorp Holdings, Inc. (a)	260	15,184
Sanderson Farms, Inc.	489	16,900
Smithfield Foods, Inc. (a)	700	9,849
Toyo Suisan Kaisha Ltd.	7,000	201,200
TreeHouse Foods, Inc. (a)	610	16,616
Food Products Total		2,016,529
Household Products — 1.0%
Church & Dwight Co., Inc.	820	46,018
Clorox Co.	1,320	73,339
Kimberly-Clark Corp.	7,700	406,098
Procter & Gamble Co.	19,800	1,224,036
Unicharm Corp.	2,500	188,967
Household Products Total		1,938,458
Personal Products — 0.5%
Avon Products, Inc.	42,896	1,030,791
Chattem, Inc. (a)	381	27,253
Estee Lauder Companies, Inc., Class A	1,375	42,570
NBTY, Inc. (a)	710	11,111
Personal Products Total		1,111,725
Tobacco — 0.8%
Japan Tobacco, Inc.	60	198,684
Lorillard, Inc.	3,475	195,816
Philip Morris International, Inc.	30,226	1,315,134
Total Tobacco		1,709,634
CONSUMER STAPLES TOTAL		13,143,092
ENERGY — 6.7%
Energy Equipment & Services — 1.0%
Basic Energy Services, Inc. (a)	1,830	23,863
Cameron International Corp. (a)	1,840	37,720
Complete Production Services, Inc. (a)	3,100	25,265
Core Laboratories N.V.	480	28,733
Diamond Offshore Drilling, Inc.	1,090	64,245
FMC Technologies, Inc. (a)	1,030	24,545
Halliburton Co.	35,804	650,917
IHS, Inc., Class A (a)	739	27,653

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
Lufkin Industries, Inc.	340	11,730
Nabors Industries Ltd. (a)	13,300	159,201
National-Oilwell Varco, Inc. (a)	2,830	69,165
Noble Corp.	7,181	158,628
Patterson-UTI Energy, Inc.	530	6,100
Pioneer Drilling Co. (a)	2,804	15,618
Rowan Companies, Inc.	1,075	17,093
Schlumberger Ltd.	12,300	520,659
Smith International, Inc.	4,300	98,427
T-3 Energy Services, Inc. (a)	1,170	11,045
TGC Industries, Inc. (a)	1,527	3,161
Tidewater, Inc.	1,320	53,156
Transocean Ltd. (a)	3,392	160,272
Total Energy Equipment & Services		2,167,196
Oil, Gas & Consumable Fuels — 5.7%
Arena Resources, Inc. (a)	1,260	35,393
BG Group PLC	14,419	200,190
BP PLC, ADR	8,963	418,931
BPZ Resources, Inc. (a)	3,680	23,552
Cabot Oil & Gas Corp.	2,000	52,000
Centennial Coal Co., Ltd.	42,187	98,705
Chevron Corp.	11,300	835,861
CNOOC Ltd.	152,400	144,824
Comstock Resources, Inc. (a)	1,410	66,623
Concho Resources, Inc. (a)	3,240	73,937
ConocoPhillips	14,538	753,068
CONSOL Energy, Inc.	1,100	31,438
Continental Resources, Inc. (a)	1,914	39,639
Denbury Resources, Inc. (a)	4,225	46,137
Devon Energy Corp.	8,500	558,535
El Paso Corp.	25,375	198,686
EOG Resources, Inc.	5,675	377,842
Exxon Mobil Corp.	35,575	2,839,952
Forest Oil Corp. (a)	1,250	20,613
Hess Corp.	18,075	969,543
Holly Corp.	1,100	20,053
Marathon Oil Corp.	11,800	322,848
Newfield Exploration Co. (a)	12,350	243,913
Nordic American Tanker Shipping	375	12,656

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Occidental Petroleum Corp.	22,300	1,337,777
Peabody Energy Corp.	1,300	29,575
Penn Virginia Corp.	781	20,290
PetroHawk Energy Corp. (a)	2,680	41,888
Petroleo Brasileiro SA, ADR	10,000	244,900
Range Resources Corp.	990	34,046
Royal Dutch Shell PLC, Class B	8,966	225,652
Southwestern Energy Co. (a)	11,752	340,456
StatoilHydro ASA	8,600	141,644
Stone Energy Corp. (a)	841	9,268
Swift Energy Co. (a)	830	13,952
Total SA	7,269	396,289
Ultra Petroleum Corp. (a)	5,870	202,574
Williams Companies, Inc.	4,800	69,504
Yanzhou Coal Mining Co., Ltd., Class H	186,000	138,401
Total Oil, Gas & Consumable Fuels		11,631,155
ENERGY TOTAL		13,798,351
FINANCIALS — 9.7%
Capital Markets — 1.4%
Ameriprise Financial, Inc.	3,900	91,104
Charles Schwab Corp.	1,450	23,447
Credit Suisse Group AG, Registered Shares	3,790	103,881
Federated Investors, Inc., Class B	670	11,363
Goldman Sachs Group, Inc.	12,500	1,054,875
Greenhill & Co., Inc.	770	53,723
Intermediate Capital Group PLC	7,987	74,534
Invesco Ltd.	3,070	44,331
Janus Capital Group, Inc.	1,260	10,118
Northern Trust Corp.	1,130	58,918
Piper Jaffray Companies, Inc. (a)	618	24,572
State Street Corp.	22,800	896,724
Stifel Financial Corp. (a)	497	22,787
T. Rowe Price Group, Inc.	1,420	50,325
Waddell & Reed Financial, Inc., Class A	19,688	304,376
Capital Markets Total		2,825,078

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 3.3%
Australia & New Zealand Banking Group Ltd.	10,280	110,341
BancFirst Corp.	566	29,953
Banco Bilbao Vizcaya Argentaria SA	28,376	348,189
Banco Santander SA	37,013	357,217
BancTrust Financial Group, Inc.	1,708	25,210
Bank of Granite Corp.	1,889	4,628
Bank of Hawaii Corp.	2,200	99,374
Barclays PLC	56,378	127,100
BNP Paribas	4,062	171,524
Bryn Mawr Bank Corp.	1,007	20,241
Capital Corp. of the West	1,416	1,331
Capitol Bancorp Ltd.	1,225	9,555
Chemical Financial Corp.	1,350	37,638
City National Corp.	1,500	73,050
Columbia Banking System, Inc.	1,060	12,646
Comerica, Inc.	3,000	59,550
Community Trust Bancorp, Inc.	688	25,284
Cullen/Frost Bankers, Inc.	2,100	106,428
DBS Group Holdings Ltd.	29,000	172,035
First Citizens BancShares, Inc., Class A	203	31,018
First Financial Corp.	869	35,620
First National Bank of Alaska	9	14,310
HSBC Holdings PLC (b)	27,284	261,141
Industrial & Commercial Bank of China, Class H	154,000	81,846
KeyCorp	4,000	34,080
Lloyds TSB Group PLC	51,504	94,269
Marshall & Ilsley Corp.	6,598	89,997
Mass Financial Corp., Class A (a)	1,750	7,437
Merchants Bancshares, Inc.	983	18,471
Northfield Bancorp, Inc.	1,149	12,926
Northrim BanCorp, Inc.	1,077	11,050
Pinnacle Financial Partners, Inc. (a)	999	29,780
PNC Financial Services Group, Inc.	11,446	560,854
South Financial Group, Inc.	3,000	12,960
Standard Chartered PLC	11,969	153,003
Sterling Bancorp NY	1,570	22,027
Sumitomo Mitsui Financial Group, Inc.	67	290,228
Sumitomo Trust & Banking Co., Ltd.	18,000	106,531
SunTrust Banks, Inc.	16,400	484,456
SVB Financial Group (a)	1,800	47,214

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Taylor Capital Group, Inc.	1,125	6,581
TCF Financial Corp.	9,756	133,267
U.S. Bancorp	43,039	1,076,405
Uniao de Bancos Brasileiros SA, GDR	1,183	76,445
United Overseas Bank Ltd.	10,000	90,271
Wells Fargo & Co.	27,466	809,698
West Coast Bancorp	1,330	8,765
Whitney Holding Corp.	1,260	20,147
Zions Bancorporation	12,215	299,390
Total Commercial Banks		6,711,481
Consumer Finance — 0.1%
Cash America International, Inc.	1,110	30,358
ORIX Corp.	1,150	65,342
SLM Corp. (a)	2,380	21,182
World Acceptance Corp. (a)	1,230	24,305
Consumer Finance Total		141,187
Diversified Financial Services — 1.3%
Citigroup, Inc.	34,952	234,528
CME Group, Inc.	1,658	345,046
ING Groep NV	25,391	265,417
IntercontinentalExchange, Inc. (a)	4,400	362,736
JPMorgan Chase & Co.	46,703	1,472,546
Medallion Financial Corp.	2,488	18,983
Pico Holdings, Inc. (a)	390	10,366
Portfolio Recovery Associates, Inc. (a)	913	30,896
Total Diversified Financial Services		2,740,518
Insurance — 2.4%
ACE Ltd.	17,120	905,990
Aon Corp.	19,000	867,920
Assurant, Inc.	1,600	48,000
Aviva PLC	20,348	115,179
Axis Capital Holdings Ltd.	14,959	435,606
Baldwin & Lyons, Inc., Class B	930	16,917
Baloise Holding AG, Registered Shares	3,672	275,993
Brit Insurance Holdings PLC	68,878	218,986
CNA Surety Corp. (a)	1,730	33,216
eHealth, Inc. (a)	998	13,253
EMC Insurance Group, Inc.	1,001	25,676
FBL Financial Group, Inc. Class A	787	12,159
Genworth Financial, Inc., Class A	1,773	5,018

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Harleysville Group, Inc.	600	20,838
Hartford Financial Services Group, Inc.	12,660	207,877
Horace Mann Educators Corp.	2,011	18,481
Lancashire Holdings Ltd. (a)	13,904	85,291
Marsh & McLennan Companies, Inc.	26,400	640,728
MetLife, Inc.	8,900	310,254
National Western Life Insurance Co., Class A	97	16,409
Navigators Group, Inc. (a)	594	32,617
Phoenix Companies, Inc.	4,120	13,472
Platinum Underwriters Holdings Ltd.	2,400	86,592
Prudential Financial, Inc.	3,300	99,858
RAM Holdings Ltd. (a)	4,465	1,652
Reinsurance Group of America, Inc.	2,200	94,204
RLI Corp.	316	19,327
Safety Insurance Group, Inc.	760	28,926
Selective Insurance Group, Inc.	1,009	23,136
Stewart Information Services Corp.	1,060	24,899
United America Indemnity Ltd., Class A (a)	3,182	40,761
United Fire & Casualty Co.	393	12,211
Zurich Financial Services AG, Registered Shares	1,296	281,330
Insurance Total		5,032,776
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.	1,200	72,408
BioMed Realty Trust, Inc.	1,566	18,353
Boston Properties, Inc.	550	30,250
DCT Industrial Trust, Inc.	3,654	18,489
DiamondRock Hospitality Co.	3,280	16,630
Duke Realty Corp.	1,060	11,618
DuPont Fabros Technology, Inc.	1,579	3,268
Equity Residential Property Trust	2,800	83,496
Franklin Street Properties Corp.	2,104	31,034
Getty Realty Corp.	720	15,163
Home Properties, Inc.	580	23,548
LaSalle Hotel Properties	1,404	15,514
Mack-Cali Realty Corp.	280	6,860
National Health Investors, Inc.	902	24,742
National Retail Properties, Inc.	1,072	18,428

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Plum Creek Timber Co., Inc.	15,620	542,639
Potlatch Corp.	1,040	27,050
ProLogis	1,300	18,057
Rayonier, Inc.	15,600	489,060
Realty Income Corp.	1,180	27,317
Sun Communities, Inc.	1,450	20,300
Sunstone Hotel Investors, Inc.	1,890	11,699
Universal Health Realty Income Trust	770	25,341
Urstadt Biddle Properties, Inc., Class A	1,330	21,187
Total Real Estate Investment Trusts (REITs)		1,572,451
Real Estate Management & Development — 0.3%
Avatar Holdings, Inc. (a)	326	8,646
Emaar Properties PJSC	83,941	51,648
Hongkong Land Holdings Ltd.	77,000	192,913
Leopalace21 Corp.	13,100	132,829
Maui Land & Pineapple Co., Inc. (a)	770	10,341
Swire Pacific Ltd., Class A	24,500	169,878
Real Estate Management & Development Total		566,255
Thrifts & Mortgage Finance — 0.1%
Bank Mutual Corp.	2,390	27,581
BankFinancial Corp.	1,550	15,795
Beneficial Mutual Bancorp, Inc. (a)	2,071	23,299
Brookline Bancorp, Inc.	2,810	29,927
Clifton Savings Bancorp, Inc.	1,720	20,399
Corus Bankshares, Inc.	3,865	4,290
ESSA Bancorp, Inc.	1,108	15,656
Home Federal Bancorp, Inc.	2,130	22,834
TrustCo Bank Corp. NY	1,980	18,830
United Financial Bancorp, Inc.	1,439	21,786
Washington Federal, Inc.	1,490	22,290
Westfield Financial, Inc.	2,539	26,202
Thrifts & Mortgage Finance Total		248,889
FINANCIALS TOTAL		19,838,635
HEALTH CARE — 7.4%
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	2,180	78,894
Amgen, Inc. (a)	26,972	1,557,633
Array Biopharma, Inc. (a)	3,381	13,693
BioMarin Pharmaceuticals, Inc. (a)	1,414	25,169

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
Celgene Corp. (a)	7,970	440,582
Cepheid, Inc. (a)	2,027	21,040
Genentech, Inc. (a)	6,300	522,333
Genzyme Corp. (a)	6,220	412,821
Gilead Sciences, Inc. (a)	6,200	317,068
Myriad Genetics, Inc. (a)	572	37,901
Onyx Pharmaceuticals, Inc. (a)	1,448	49,464
OSI Pharmaceuticals, Inc. (a)	929	36,278
Regeneron Pharmaceuticals, Inc. (a)	1,881	34,535
Rigel Pharmaceuticals, Inc. (a)	1,600	12,800
Seattle Genetics, Inc. (a)	3,197	28,581
United Therapeutics Corp. (a)	485	30,337
Biotechnology Total		3,619,129
Health Care Equipment & Supplies — 0.7%
Analogic Corp.	340	9,275
Baxter International, Inc.	8,900	476,951
Beckman Coulter, Inc.	1,300	57,122
C.R. Bard, Inc.	590	49,713
China Medical Technologies, Inc., ADR	1,048	21,233
Cooper Companies, Inc.	1,400	22,960
Haemonetics Corp. (a)	514	29,041
Hansen Medical, Inc. (a)	970	7,003
Hill-Rom Holdings, Inc.	253	4,164
Hospira, Inc. (a)	2,250	60,345
Immucor, Inc. (a)	1,336	35,511
Intuitive Surgical, Inc. (a)	237	30,097
Masimo Corp. (a)	893	26,638
Medtronic, Inc.	6,200	194,804
Meridian Bioscience, Inc.	1,153	29,367
Mindray Medical International Ltd., ADR	1,760	31,680
NuVasive, Inc. (a)	941	32,606
St. Jude Medical, Inc. (a)	990	32,630
STERIS Corp.	1,720	41,091
Teleflex, Inc.	1,400	70,140
Terumo Corp.	2,600	121,761
Thoratec Corp. (a)	670	21,768
Varian Medical Systems, Inc. (a)	750	26,280
Wright Medical Group, Inc. (a)	3,318	67,787
Health Care Equipment & Supplies Total		1,499,967

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.2%
Alliance Imaging, Inc. (a)	5,034	40,121
Amedisys, Inc. (a)	480	19,843
AmSurg Corp. (a)	720	16,805
Community Health Systems, Inc. (a)	2,000	29,160
Cross Country Healthcare, Inc. (a)	2,080	18,283
DaVita, Inc. (a)	1,130	56,014
Express Scripts, Inc. (a)	1,590	87,418
Gentiva Health Services, Inc. (a)	890	26,041
Healthspring, Inc. (a)	574	11,463
Humana, Inc. (a)	8,100	301,968
inVentiv Health, Inc. (a)	2,513	29,000
Kindred Healthcare, Inc. (a)	1,270	16,535
Laboratory Corp. of America Holdings (a)	1,250	80,513
Magellan Health Services, Inc. (a)	280	10,965
McKesson Corp.	840	32,533
Medco Health Solutions, Inc. (a)	29,520	1,237,183
Mednax, Inc. (a)	540	17,118
MWI Veterinary Supply, Inc. (a)	1,181	31,840
NovaMed, Inc. (a)	3,074	10,636
Owens & Minor, Inc.	1,630	61,370
Psychiatric Solutions, Inc. (a)	2,014	56,090
Quest Diagnostics, Inc.	820	42,566
RehabCare Group, Inc. (a)	1,604	24,317
Res-Care, Inc. (a)	1,760	26,435
U.S. Physical Therapy, Inc. (a)	860	11,464
Universal Health Services, Inc., Class B	1,100	41,327
Total Health Care Providers & Services		2,337,008
Health Care Technology — 0.0%
Eclipsys Corp. (a)	2,670	37,887
Omnicell, Inc. (a)	610	7,448
Health Care Technology Total		45,335
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A (a)	364	27,413
Charles River Laboratories International, Inc. (a)	1,930	50,566
Covance, Inc. (a)	7,990	367,780

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — (continued)
Dionex Corp. (a)	456	20,451
ICON PLC, ADR (a)	1,110	21,856
Illumina, Inc. (a)	1,342	34,959
PAREXEL International Corp. (a)	1,155	11,215
Pharmaceutical Product Development, Inc.	1,300	37,713
Sequenom, Inc. (a)	550	10,912
Thermo Fisher Scientific, Inc. (a)	28,213	961,217
Varian, Inc. (a)	1,590	53,281
Life Sciences Tools & Services Total		1,597,363
Pharmaceuticals — 2.9%
Abbott Laboratories	23,300	1,243,521
Allergan, Inc.	1,950	78,624
Astellas Pharma, Inc.	5,700	231,941
AstraZeneca PLC, ADR	5,555	227,922
Biovail Corp.	17,352	163,976
Bristol-Myers Squibb Co.	23,400	544,050
Daiichi Sankyo Co., Ltd.	7,500	178,272
Eurand NV (a)	2,826	24,332
Johnson & Johnson	19,700	1,178,651
Merck & Co., Inc.	11,400	346,560
Novartis AG, Registered Shares	1,858	93,094
Perrigo Co.	1,860	60,096
Roche Holding AG, Genusschein	2,688	413,774
Sanofi-Aventis SA	5,652	358,980
Schering-Plough Corp.	21,800	371,254
Takeda Pharmaceutical Co., Ltd.	6,000	311,235
Teva Pharmaceutical Industries Ltd., ADR	4,600	195,822
Total Pharmaceuticals		6,022,104
HEALTH CARE TOTAL		15,120,906
INDUSTRIALS — 6.7%
Aerospace & Defense — 1.9%
AAR Corp. (a)	752	13,844
AerCap Holdings NV (a)	3,300	9,933
BAE Systems PLC	47,187	257,181
Esterline Technologies Corp. (a)	270	10,230
Goodrich Corp.	19,030	704,491
HEICO Corp.	240	9,319

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Hexcel Corp. (a)	2,420	17,884
L-3 Communications Holdings, Inc.	7,775	573,639
Lockheed Martin Corp.	5,400	454,032
Moog, Inc., Class A (a)	260	9,508
MTU Aero Engines Holding AG	5,928	163,365
Precision Castparts Corp.	4,770	283,720
Spirit Aerosystems Holdings, Inc., Class A (a)	3,139	31,924
Stanley, Inc. (a)	640	23,181
Teledyne Technologies, Inc. (a)	1,409	62,771
United Technologies Corp.	25,180	1,349,648
Aerospace & Defense Total		3,974,670
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	1,150	63,284
HUB Group, Inc., Class A (a)	1,803	47,834
Air Freight & Logistics Total		111,118
Airlines — 0.1%
Deutsche Lufthansa AG, Registered Shares	7,898	125,044
Republic Airways Holdings, Inc. (a)	592	6,317
Skywest, Inc.	1,270	23,622
Total Airlines		154,983
Building Products — 0.0%
Ameron International Corp.	217	13,654
Builders FirstSource, Inc. (a)	2,496	3,819
Lennox International, Inc.	670	21,634
NCI Building Systems, Inc. (a)	870	14,181
Universal Forest Products, Inc.	380	10,226
Building Products Total		63,514
Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	770	14,669
Brink’s Co.	830	22,310
Casella Waste Systems, Inc., Class A (a)	1,480	6,038
Clean Harbors, Inc. (a)	160	10,150
Consolidated Graphics, Inc. (a)	870	19,697
Geo Group, Inc. (a)	2,324	41,902
Mobile Mini, Inc. (a)	2,886	41,616
Pitney Bowes, Inc.	1,050	26,754
Stericycle, Inc. (a)	1,590	82,807
United Stationers, Inc. (a)	410	13,731

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
Waste Connections, Inc. (a)	3,700	116,809
Waste Management, Inc.	9,600	318,144
Commercial Services & Supplies Total		714,627
Construction & Engineering — 0.5%
Dycom Industries, Inc. (a)	1,290	10,604
EMCOR Group, Inc. (a)	3,212	72,045
Foster Wheeler Ltd. (a)	2,480	57,982
Granite Construction, Inc.	449	19,725
Jacobs Engineering Group, Inc. (a)	1,580	75,998
KBR, Inc.	33,270	505,704
KHD Humboldt Wedag International Ltd. (a)	1,070	11,952
Outotec Oyj	8,475	131,209
Toyo Engineering Corp.	37,000	115,225
Total Construction & Engineering		1,000,444
Electrical Equipment — 0.7%
ABB Ltd., Registered Shares (a)	19,694	296,871
AMETEK, Inc.	1,440	43,502
Belden CDT, Inc.	760	15,869
Cooper Industries Ltd., Class A	1,600	46,768
Emerson Electric Co.	7,800	285,558
Energy Conversion Devices, Inc. (a)	487	12,277
First Solar, Inc. (a)	200	27,592
Gamesa Corp., Tecnologica SA	7,706	139,775
GrafTech International Ltd. (a)	2,300	19,136
Harbin Power Equipment Co., Ltd., Class H	124,000	103,816
II-VI, Inc. (a)	1,106	21,114
Mitsubishi Electric Corp.	27,000	168,958
Polypore International, Inc. (a)	1,692	12,792
Regal-Beloit Corp.	540	20,515
Roper Industries, Inc.	1,290	55,999
Schneider Electric SA	2,620	195,704
Woodward Governor Co.	345	7,942
Total Electrical Equipment		1,474,188
Industrial Conglomerates — 0.6%
General Electric Co.	43,157	699,143
Keppel Corp. Ltd.	46,000	139,420
McDermott International, Inc. (a)	3,410	33,691
Siemens AG, Registered Shares	3,358	251,516
Textron, Inc.	2,550	35,368
Total Industrial Conglomerates		1,159,138

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.3%
Astec Industries, Inc. (a)	435	13,628
Barnes Group, Inc.	1,638	23,751
Bucyrus International, Inc.	1,260	23,335
Chart Industries, Inc. (a)	932	9,907
Cummins, Inc.	11,890	317,820
Demag Cranes AG	6,214	166,008
Dynamic Materials Corp.	957	18,480
Eaton Corp.	6,600	328,086
EnPro Industries, Inc. (a)	930	20,032
Flowserve Corp.	4,670	240,505
FreightCar America, Inc.	657	12,003
Georg Fischer AG, Registered Shares (a)	470	107,963
Harsco Corp.	1,150	31,832
Illinois Tool Works, Inc.	12,600	441,630
ITT Corp.	1,110	51,049
Joy Global, Inc.	9,860	225,695
Kadant, Inc. (a)	407	5,486
Kennametal, Inc.	1,900	42,161
LB Foster Co., Class A (a)	367	11,480
Lindsay Corp.	245	7,789
Nabtesco Corp.	19,000	127,166
Nordson Corp.	398	12,851
Parker Hannifin Corp.	6,640	282,466
Robbins & Myers, Inc.	610	9,864
Wabtec Corp.	2,248	89,358
Total Machinery		2,620,345
Marine — 0.1%
Alexander & Baldwin, Inc.	1,300	32,578
Genco Shipping & Trading Ltd.	846	12,521
U-Ming Marine Transport Corp.	63,000	76,038
Total Marine		121,137
Professional Services — 0.2%
CBIZ, Inc. (a)	1,660	14,359
CDI Corp.	1,101	14,247
Dun & Bradstreet Corp.	3,800	293,360
Exponent, Inc. (a)	460	13,837
FTI Consulting, Inc. (a)	340	15,191

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — (continued)
Huron Consulting Group, Inc. (a)	1,281	73,363
Korn/Ferry International (a)	1,130	12,905
MPS Group, Inc. (a)	3,590	27,033
Robert Half International, Inc.	1,720	35,810
Professional Services Total		500,105
Road & Rail — 0.6%
Canadian Pacific Railway Ltd.	1,000	33,620
Genesee & Wyoming, Inc., Class A (a)	630	19,215
Heartland Express, Inc.	1,110	17,494
Knight Transportation, Inc.	710	11,445
Landstar System, Inc.	8,210	315,510
Norfolk Southern Corp.	8,500	399,925
Old Dominion Freight Line, Inc. (a)	2,680	76,273
Ryder System, Inc.	190	7,368
Union Pacific Corp.	8,300	396,740
Werner Enterprises, Inc.	2,030	35,200
Total Road & Rail		1,312,790
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc. (a)	1,960	27,205
Fastenal Co.	1,040	36,244
Kaman Corp.	863	15,646
W.W. Grainger, Inc.	5,200	409,968
Watsco, Inc.	790	30,336
Total Trading Companies & Distributors		519,399
INDUSTRIALS TOTAL		13,726,458
INFORMATION TECHNOLOGY — 8.4%
Communications Equipment — 1.1%
ADC Telecommunications, Inc. (a)	1,910	10,448
Anaren, Inc. (a)	1,202	14,364
Arris Group, Inc. (a)	3,003	23,874
Bel Fuse, Inc., Class B	350	7,420
Black Box Corp.	691	18,049
Brocade Communications Systems, Inc. (a)	1,950	5,460
Ciena Corp. (a)	1,390	9,313
Cisco Systems, Inc. (a)	52,845	861,373
Comtech Telecommunications Corp. (a)	220	10,080
Digi International, Inc. (a)	1,762	14,290

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Emulex Corp. (a)	1,590	11,098
F5 Networks, Inc. (a)	1,240	28,346
Harris Corp.	1,530	58,217
Juniper Networks, Inc. (a)	2,280	39,923
Nokia Oyj, ADR	17,700	276,120
Polycom, Inc. (a)	2,864	38,693
QUALCOMM, Inc.	21,600	773,928
Research In Motion Ltd. (a)	580	23,536
Riverbed Technology, Inc. (a)	1,905	21,698
Tellabs, Inc. (a)	3,790	15,615
Communications Equipment Total		2,261,845
Computers & Peripherals — 2.1%
Apple, Inc. (a)	9,200	785,220
Diebold, Inc.	1,900	53,371
Electronics for Imaging, Inc. (a)	1,160	11,089
EMC Corp. (a)	96,000	1,005,120
Hewlett-Packard Co.	37,620	1,365,230
International Business Machines Corp.	12,300	1,035,168
NCR Corp. (a)	5,100	72,114
NetApp, Inc. (a)	2,230	31,153
QLogic Corp. (a)	1,020	13,709
Synaptics, Inc. (a)	410	6,790
Total Computers & Peripherals		4,378,964
Electronic Equipment, Instruments & Components — 0.4%
Agilent Technologies, Inc. (a)	2,840	44,389
Anixter International, Inc. (a)	640	19,277
Arrow Electronics, Inc. (a)	2,600	48,984
Benchmark Electronics, Inc. (a)	1,930	24,646
Brightpoint, Inc. (a)	9,410	40,934
CPI International, Inc. (a)	1,190	10,305
Daktronics, Inc.	2,605	24,383
FLIR Systems, Inc. (a)	8,500	260,780
FUJIFILM Holdings Corp.	7,300	160,658
Itron, Inc. (a)	530	33,782
Mettler-Toledo International, Inc. (a)	400	26,960
MTS Systems Corp.	650	17,316
NAM TAI Electronics, Inc.	2,730	15,015
Plexus Corp. (a)	610	10,340
Trimble Navigation Ltd. (a)	1,420	30,686
Electronic Equipment, Instruments & Components Total		768,455

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.9%
Equinix, Inc. (a)	6,984	371,479
Google, Inc., Class A (a)	3,422	1,052,778
GSI Commerce, Inc. (a)	2,200	23,144
Interwoven, Inc. (a)	3,830	48,258
NetEase.com, Inc., ADR (a)	6,571	145,219
Sohu.com, Inc. (a)	639	30,250
Switch & Data Facilities Co., Inc. (a)	3,410	25,200
VeriSign, Inc. (a)	2,100	40,068
Websense, Inc. (a)	1,996	29,880
Internet Software & Services Total		1,766,276
IT Services — 0.5%
Alliance Data Systems Corp. (a)	1,200	55,836
CACI International, Inc., Class A (a)	1,377	62,089
Cognizant Technology Solutions Corp., Class A (a)	2,460	44,427
CSG Systems International, Inc. (a)	861	15,042
Fiserv, Inc. (a)	1,200	43,644
Gartner, Inc. (a)	1,040	18,543
Global Payments, Inc.	1,330	43,611
Hewitt Associates, Inc., Class A (a)	1,700	48,246
Mantech International Corp., Class A (a)	240	13,006
Mastercard, Inc., Class A	210	30,015
MAXIMUS, Inc.	550	19,310
Paychex, Inc.	1,570	41,260
TeleTech Holdings, Inc. (a)	4,771	39,838
Visa, Inc., Class A	12,244	642,198
IT Services Total		1,117,065
Office Electronics — 0.1%
Canon, Inc.	7,900	247,993
Office Electronics Total		247,993
Semiconductors & Semiconductor Equipment — 1.3%
Actel Corp. (a)	1,324	15,517
Advanced Energy Industries, Inc. (a)	760	7,562
Altera Corp.	1,750	29,242
Analog Devices, Inc.	3,989	75,871
ASML Holding N.V., N.Y. Registered Shares	2,700	48,789
ATMI, Inc. (a)	680	10,492

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Broadcom Corp., Class A (a)	18,130	307,666
Cabot Microelectronics Corp. (a)	510	13,296
Fairchild Semiconductor International, Inc. (a)	2,250	11,002
FormFactor, Inc. (a)	990	14,454
Hittite Microwave Corp. (a)	680	20,033
Intel Corp.	38,400	562,944
International Rectifier Corp. (a)	1,960	26,460
Intersil Corp., Class A	17,185	157,930
Kulicke & Soffa Industries, Inc. (a)	2,627	4,466
Lam Research Corp. (a)	18,500	393,680
Linear Technology Corp.	17,300	382,676
Marvell Technology Group Ltd. (a)	3,700	24,679
Mattson Technology, Inc. (a)	2,620	3,694
MEMC Electronic Materials, Inc. (a)	1,650	23,562
Microchip Technology, Inc.	10,300	201,159
Microsemi Corp. (a)	1,487	18,796
MKS Instruments, Inc. (a)	763	11,285
Monolithic Power Systems, Inc. (a)	2,531	31,916
Silicon Laboratories, Inc. (a)	910	22,550
Skyworks Solutions, Inc. (a)	6,540	36,232
Standard Microsystems Corp. (a)	700	11,438
United Microelectronics Corp., ADR	70,470	138,121
Varian Semiconductor Equipment Associates, Inc. (a)	252	4,566
Verigy Ltd. (a)	1,230	11,833
Zoran Corp. (a)	1,405	9,596
Semiconductors & Semiconductor Equipment Total		2,631,507
Software — 2.0%
Activision Blizzard, Inc. (a)	35,542	307,083
Adobe Systems, Inc. (a)	14,600	310,834
ANSYS, Inc. (a)	2,611	72,821
Autodesk, Inc. (a)	1,189	23,364
Blackboard, Inc. (a)	740	19,410
BMC Software, Inc. (a)	16,800	452,088
Citrix Systems, Inc. (a)	2,425	57,157
Concur Technologies, Inc. (a)	834	27,372
EPIQ Systems, Inc. (a)	870	14,538
FactSet Research Systems, Inc.	1,260	55,742
Informatica Corp. (a)	1,898	26,060

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Intuit, Inc. (a)	1,200	28,548
Jack Henry & Associates, Inc.	590	11,452
Lawson Software, Inc. (a)	999	4,735
McAfee, Inc. (a)	1,700	58,769
Mentor Graphics Corp. (a)	1,341	6,933
Micros Systems, Inc. (a)	1,527	24,921
Microsoft Corp.	63,280	1,230,163
MSC.Software Corp. (a)	1,950	13,026
Net 1 UEPS Technologies, Inc. (a)	1,776	24,331
Nintendo Co., Ltd.	700	268,936
Oracle Corp. (a)	35,300	625,869
Progress Software Corp. (a)	560	10,786
Salesforce.com, Inc. (a)	1,020	32,650
SPSS, Inc. (a)	360	9,706
Sybase, Inc. (a)	2,183	54,073
Symantec Corp. (a)	18,370	248,362
Synopsys, Inc. (a)	1,600	29,632
Wind River Systems, Inc. (a)	2,270	20,498
Software Total		4,069,859
INFORMATION TECHNOLOGY TOTAL		17,241,964
MATERIALS — 3.0%
Chemicals — 1.6%
Agrium, Inc.	780	26,621
Air Products & Chemicals, Inc.	1,200	60,324
Albemarle Corp.	1,525	34,008
BASF SE	8,534	337,217
CF Industries Holdings, Inc.	610	29,988
Clariant AG, Registered Shares (a)	18,400	125,878
Cytec Industries, Inc.	580	12,308
E.I. Du Pont de Nemours & Co.	12,800	323,840
Ecolab, Inc.	1,220	42,883
H.B. Fuller Co.	1,730	27,870
Intrepid Potash, Inc. (a)	1,698	35,268
Koppers Holdings, Inc.	1,120	24,214
Monsanto Co.	11,740	825,909
NewMarket Corp.	590	20,597
Nifco, Inc.	5,600	57,040
OM Group, Inc. (a)	1,120	23,643
Potash Corp. of Saskatchewan	7,920	579,902

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
Potash Corp. of Saskatchewan	900	65,278
PPG Industries, Inc.	1,500	63,645
Praxair, Inc.	8,400	498,624
Solutia, Inc. (a)	2,550	11,475
Chemicals Total		3,226,532
Construction Materials — 0.1%
Ciments Francais SA	2,296	193,740
Eagle Materials, Inc.	1,035	19,054
Texas Industries, Inc.	260	8,970
Construction Materials Total		221,764
Containers & Packaging — 0.1%
Crown Holdings, Inc. (a)	3,100	59,520
Greif, Inc., Class A	1,102	36,840
Greif, Inc., Class B	862	29,308
Packaging Corp. of America	4,542	61,135
Total Containers & Packaging		186,803
Metals & Mining — 1.1%
Agnico-Eagle Mines Ltd.	950	48,764
Allegheny Technologies, Inc.	2,700	68,931
Anglo American PLC	7,764	177,342
BHP Biliton PLC	17,295	325,784
Carpenter Technology Corp.	480	9,859
Compass Minerals International, Inc.	170	9,972
Freeport-McMoRan Copper & Gold, Inc.	12,224	298,755
Harry Winston Diamond Corp.	1,685	7,734
Haynes International, Inc. (a)	400	9,848
Norsk Hydro ASA	17,100	69,060
Nucor Corp.	18,000	831,600
RTI International Metals, Inc. (a)	1,140	16,313
Salzgitter AG	2,002	158,124
Schnitzer Steel Industries, Inc., Class A	320	12,048
Worthington Industries, Inc.	1,500	16,530
Yamato Kogyo Co., Ltd.	7,200	194,244
Total Metals & Mining		2,254,908

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	1,437	12,058
Mercer International, Inc. (a)	2,160	4,147
Weyerhaeuser Co.	7,808	239,003
Paper & Forest Products Total		255,208
MATERIALS TOTAL		6,145,215
TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	56,252	1,603,182
BCE, Inc.	6,100	124,174
Bezeq Israeli Telecommunication Corp., Ltd.	142,286	233,840
France Telecom SA	8,108	226,790
Nippon Telegraph & Telephone Corp.	58	311,721
Telefonica O2 Czech Republic AS	10,117	223,513
Telekomunikacja Polska SA	16,354	105,969
tw telecom, Inc. (a)	1,479	12,527
Verizon Communications, Inc.	18,585	630,031
Warwick Valley Telephone Co.	1,100	10,054
Diversified Telecommunication Services Total		3,481,801
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A (a)	3,994	117,104
Mobile TeleSystems OJSC, ADR	2,844	75,878
NII Holdings, Inc. (a)	15,300	278,154
NTT DoCoMo, Inc.	60	118,277
Syniverse Holdings, Inc. (a)	5,064	60,464
Vodafone Group PLC	65,788	132,439
Total Wireless Telecommunication Services		782,316
TELECOMMUNICATION SERVICES TOTAL		4,264,117
UTILITIES — 2.6%
Electric Utilities — 1.8%
ALLETE, Inc.	760	24,525
American Electric Power Co., Inc.	3,200	106,496
E.ON AG	11,678	472,225
Edison International	2,500	80,300
El Paso Electric Co. (a)	1,380	24,964
Enel SpA	46,090	294,750
Entergy Corp.	8,575	712,840
Exelon Corp.	7,600	422,636
FPL Group, Inc.	13,400	674,422
Great Plains Energy, Inc.	880	17,011

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
Hawaiian Electric Industries, Inc.	620	13,727
Iberdrola SA	26,703	247,943
ITC Holdings Corp.	1,581	69,058
Maine & Maritimes Corp.	219	8,508
MGE Energy, Inc.	750	24,750
PPL Corp.	13,770	422,601
UIL Holdings Corp.	790	23,724
Electric Utilities Total		3,640,480
Gas Utilities — 0.1%
AGL Resources, Inc.	2,400	75,240
Gas Natural SDG SA	4,412	120,336
Questar Corp.	1,950	63,745
Gas Utilities Total		259,321
Independent Power Producers & Energy Traders — 0.0%
Black Hills Corp.	1,000	26,960
Independent Power Producers & Energy Traders Total		26,960
Multi-Utilities — 0.7%
Avista Corp.	1,340	25,969
Centrica PLC	61,658	236,932
CH Energy Group, Inc.	830	42,654
NorthWestern Corp.	1,040	24,409
PG&E Corp.	14,258	551,927
Public Service Enterprise Group, Inc.	8,580	250,279
Sempra Energy	2,250	95,917
United Utilities Group PLC	24,528	221,977
Wisconsin Energy Corp.	2,100	88,158
Total Multi-Utilities		1,538,222
UTILITIES TOTAL		5,464,983

Total Common Stocks (cost of $142,098,661)		119,768,948

	Par ($)
Mortgage-Backed Securities — 12.7%
Federal Home Loan Mortgage Corp.
5.000% 12/01/35	1,150,000	1,176,823
5.000% 02/01/38	907,160	928,035
5.000% 03/01/38	872,324	892,398
5.000% 07/01/38	712,503	728,898
5.500% 04/01/21	2,158,365	2,226,132
5.500% 12/01/37	1,195,362	1,224,856

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 07/01/38	892,003	913,923
	6.000% 12/01/37	1,759,813	1,814,783
	6.500% 02/01/11	17,190	17,858
	6.500% 04/01/11	30,398	31,542
	6.500% 05/01/11	22,889	23,779
	6.500% 10/01/11	14,372	14,911
	6.500% 07/01/16	12,223	12,694
	6.500% 04/01/26	27,947	29,301
	6.500% 06/01/26	32,953	34,550
	6.500% 02/01/27	171,461	179,767
	6.500% 09/01/28	66,282	69,409
	6.500% 06/01/31	42,409	44,304
	6.500% 07/01/31	13,328	13,949
	6.500% 01/01/38	859,151	893,334
	6.500% 07/01/38	881,985	916,989
	7.000% 07/01/28	45,561	47,952
	7.000% 04/01/29	26,532	27,925
	7.000% 01/01/30	11,632	12,242
	7.000% 06/01/31	8,146	8,560
	7.000% 08/01/31	95,031	99,868
	7.500% 08/01/15	520	546
	7.500% 01/01/30	70,634	74,969
	8.000% 09/01/15	24,472	26,012
Federal National Mortgage Association
	5.000% 05/01/37	922,907	943,372
	5.000% 01/01/38	1,085,396	1,109,463
	5.500% 11/01/21	386,509	398,765
	5.500% 11/01/36	3,146,641	3,229,375
	5.500% 06/01/38	1,986,101	2,038,011
	6.000% 07/01/35	304,889	314,287
	6.000% 09/01/36	984,290	1,014,476
	6.000% 07/01/37	1,148,081	1,183,225
	6.000% 06/01/38	1,937,440	1,996,554
	6.500% 03/01/11	3,900	4,052
	7.000% 03/01/15	49,294	51,216
	7.000% 07/01/16	9,487	9,911
	7.000% 02/01/31	18,542	19,619
	7.000% 07/01/31	81,272	85,998
	7.000% 07/01/32	10,044	10,629
	7.500% 06/01/15	12,787	13,363
	7.500% 08/01/15	34,886	36,457

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.500% 09/01/15	13,569	14,180
	7.500% 02/01/31	49,063	51,943
	7.500% 08/01/31	21,537	22,818
	8.000% 12/01/29	24,086	25,535
	8.000% 04/01/30	29,552	31,388
	8.000% 05/01/30	2,812	2,986
	8.000% 07/01/31	29,334	31,163
Government National Mortgage Association
	6.000% 04/15/13	4,268	4,504
	6.500% 05/15/13	11,038	11,636
	6.500% 06/15/13	3,960	4,174
	6.500% 08/15/13	11,117	11,719
	6.500% 11/15/13	27,016	28,479
	6.500% 07/15/14	32,465	34,226
	6.500% 01/15/29	6,451	6,780
	6.500% 03/15/29	73,148	76,885
	6.500% 04/15/29	123,454	129,761
	6.500% 05/15/29	112,057	117,781
	6.500% 07/15/31	50,263	52,830
	7.000% 11/15/13	146,206	154,105
	7.000% 05/15/29	19,427	20,559
	7.000% 09/15/29	31,557	33,396
	7.000% 06/15/31	22,560	23,856
	7.500% 06/15/23	852	903
	7.500% 01/15/26	21,265	22,544
	7.500% 09/15/29	42,130	44,645
	8.000% 07/15/25	9,553	10,164
	8.500% 12/15/30	3,178	3,435
	9.000% 12/15/17	22,883	24,490

	Mortgage-Backed Securities Total (cost of $25,157,113)		25,941,967

Corporate Fixed-Income Bonds & Notes — 9.3%
BASIC MATERIALS — 0.3%
Chemicals — 0.0%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	100,000	100,602
Chemicals Total			100,602
Forest Products & Paper — 0.1%
Domtar Corp.
	7.125% 08/15/15	240,000	156,000
Forest Products & Paper Total			156,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	215,000	208,642
	Iron/Steel Total		208,642
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	265,000	217,300
	Metals & Mining Total		217,300
	BASIC MATERIALS TOTAL		682,544
COMMUNICATIONS — 1.6%
Media — 0.7%
Comcast Corp.
	7.050% 03/15/33	325,000	339,005
EchoStar DBS Corp.
	6.625% 10/01/14	280,000	233,800
News America, Inc.
	6.550% 03/15/33	275,000	246,555
R.H. Donnelley Corp.
	8.875% 10/15/17	450,000	67,500
Time Warner Cable, Inc.
	7.300% 07/01/38	275,000	285,689
Viacom, Inc.
	6.125% 10/05/17	110,000	91,170
Walt Disney Co.
	4.500% 12/15/13	225,000	226,484
	Media Total		1,490,203
Telecommunication Services — 0.9%
AT&T, Inc.
	5.100% 09/15/14	275,000	270,321
British Telecommunications PLC
	5.150% 01/15/13	225,000	214,335
Intelsat Corp.
	9.250% 06/15/16(b)	215,000	195,650
Lucent Technologies, Inc.
	6.450% 03/15/29	415,000	166,000
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	175,000	218,765
Qwest Communications International, Inc.
	7.500% 02/15/14	200,000	143,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telefonica Emisones SAU
	5.984% 06/20/11	225,000	221,911
Vodafone Group PLC
	5.000% 12/16/13	300,000	288,592
	Telecommunication Services Total		1,718,574
	COMMUNICATIONS TOTAL		3,208,777
CONSUMER CYCLICAL — 0.6%
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	270,000	199,800
	Apparel Total		199,800
Lodging — 0.2%
Marriott International, Inc.
	5.625% 02/15/13	200,000	152,000
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	340,000	133,450
MGM Mirage
	7.500% 06/01/16	330,000	209,137
	Lodging Total		494,587
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	275,000	258,904
Wal-Mart Stores, Inc.
	5.800% 02/15/18	300,000	331,965
	Retail Total		590,869
	CONSUMER CYCLICAL TOTAL		1,285,256
CONSUMER NON-CYCLICAL — 0.7%
Beverages — 0.1%
Bottling Group LLC
	6.950% 03/15/14	230,000	249,735
	Beverages Total		249,735
Food — 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	155,000	156,683
Kraft Foods, Inc.
	6.500% 08/11/17	320,000	321,645
	Food Total		478,328

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 0.1%
Biomet, Inc.
PIK,
	10.375% 10/15/17	245,000	193,550
Healthcare Products Total			193,550
Healthcare Services — 0.1%
HCA, Inc.
PIK,
	9.625% 11/15/16	250,000	195,000
Healthcare Services Total			195,000
Pharmaceuticals — 0.2%
Wyeth
	5.500% 02/01/14	280,000	284,421
Total Pharmaceuticals			284,421
CONSUMER NON-CYCLICAL TOTAL			1,401,034

ENERGY — 1.0%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	218,032
Chesapeake Energy Corp.
	6.375% 06/15/15	310,000	244,900
Nexen, Inc.
	5.875% 03/10/35	260,000	195,751
Talisman Energy, Inc.
	6.250% 02/01/38	255,000	185,153
Valero Energy Corp.
	6.875% 04/15/12	225,000	226,267
Oil & Gas Total			1,070,103
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	200,000	211,002
Weatherford International Ltd.
	5.150% 03/15/13	190,000	167,308
Oil & Gas Services Total			378,310
Pipelines — 0.3%
El Paso Corp.
	6.875% 06/15/14	245,000	197,792
MarkWest Energy Partners LP
	8.500% 07/15/16	235,000	149,812
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	150,000	103,211

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	320,000	143,038
	Pipelines Total		593,853
	ENERGY TOTAL		2,042,266
FINANCIALS — 3.2%
Banks — 1.5%

Bank of New York Mellon Corp.
	5.125% 08/27/13	360,000	367,861
Credit Suisse/New York NY
	6.000% 02/15/18	300,000	275,498
Deutsche Bank AG
	4.875% 05/20/13	325,000	319,082
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	450,000	356,534
JPMorgan Chase & Co.
	6.000% 01/15/18	450,000	474,986
Keycorp
	6.500% 05/14/13	245,000	225,862
SunTrust Preferred Capital I
	5.853% 12/15/11(c)	280,000	151,200
USB Capital IX
	6.189% 04/15/49(c)	500,000	235,000
Wachovia Corp.
	4.875% 02/15/14	500,000	459,337
Wells Fargo & Co.
	5.250% 10/23/12	150,000	152,780
	Banks Total		3,018,140
Diversified Financial Services — 1.2%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	350,000	83,596
American Express Credit Corp.
	5.875% 05/02/13	210,000	201,594
Capital One Financial Corp.
	5.500% 06/01/15	450,000	392,643
CDX North America High Yield
	8.875% 06/29/13(b)	396,000	356,400
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)	750,000	706,406
Goldman Sachs Group, Inc.
	6.345% 02/15/34	290,000	210,440

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(d)(e)	350,000	33,250
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	350,000	345,303
Morgan Stanley
	6.750% 04/15/11	150,000	147,589
Diversified Financial Services Total			2,477,221
Insurance — 0.3%
Chubb Corp.
	5.750% 05/15/18	150,000	144,025
Principal Life Income Funding Trusts
	5.300% 04/24/13	200,000	187,346
Prudential Financial, Inc.
	6.000% 12/01/17	225,000	180,495
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	211,559
Total Insurance			723,425
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	250,000	206,711
Simon Property Group LP
	5.750% 12/01/15	375,000	244,948
Real Estate Investment Trusts (REITs) Total			451,659
FINANCIALS TOTAL			6,670,445
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.2%
United Technologies Corp.
	5.375% 12/15/17	300,000	303,269
Aerospace & Defense Total			303,269
Environmental Control — 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	215,000	195,650
Environmental Control Total			195,650
Machinery — 0.1%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	300,000	280,885
Machinery Total			280,885

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	250,000	230,529
Union Pacific Corp.
	6.650% 01/15/11	200,000	199,302
Transportation Total			429,831
INDUSTRIALS TOTAL			1,209,635
TECHNOLOGY — 0.3%
Networking Equipment — 0.2%
Cisco Systems, Inc.
	5.250% 02/22/11	275,000	285,486
Total Networking Equipment			285,486
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	250,000	275,240
Software Total			275,240
TECHNOLOGY TOTAL			560,726
UTILITIES — 1.0%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	186,640
Consolidated Edison Co. of New York
	5.850% 04/01/18	255,000	256,781
Indiana Michigan Power Co.
	5.650% 12/01/15	350,000	319,976
Pacific Gas & Electric Co.
	5.800% 03/01/37	300,000	311,162
Progress Energy, Inc.
	7.750% 03/01/31	225,000	225,272
Southern California Edison Co.
	5.000% 01/15/14	300,000	305,366
Texas Competitive Electric Holdings Co.
PIK,
	10.500% 11/01/16(b)	370,000	185,000
Electric Total			1,790,197
Gas — 0.1%
Atmos Energy Corp.
	6.350% 06/15/17	225,000	199,355
Gas Total			199,355
UTILITIES TOTAL			1,989,552

	Total Corporate Fixed-Income Bonds & Notes (cost of $22,790,283)		19,050,235

		Par ($)	Value ($)
Government & Agency Obligations — 4.4%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Province of Ontario
	3.125% 09/08/10	400,000	404,100
Province of Quebec
	5.000% 07/17/09	450,000	450,650
United Mexican States
	7.500% 04/08/33	425,000	485,562
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,340,312
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Bank
	5.500% 08/13/14(f)	515,000	593,803
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10	25,000	25,879
	6.625% 09/15/09	1,300,000	1,353,819
Federal National Mortgage Association
	5.375% 08/15/09(g)	60,000	61,800
U.S. GOVERNMENT AGENCIES TOTAL			2,035,301
U.S. GOVERNMENT OBLIGATIONS — 2.8%
U.S. Treasury Bonds
	5.375% 02/15/31(f)	3,150,000	4,328,296
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11(f)	1,369,236	1,343,883
U.S. GOVERNMENT OBLIGATIONS TOTAL			5,672,179

	Total Government & Agency Obligations (cost of $7,857,935)		9,047,792

Commercial Mortgage-Backed Securities — 4.0%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42	1,000,000	781,129
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49	420,000	188,123
Commercial Mortgage Pass Through Certificates
	5.234% 07/10/37(c)	980,000	898,583
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	1,586,000	1,482,789
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	54,333	54,122

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	310,000	173,941
	5.447% 06/12/47	509,000	313,051
	5.525% 04/15/43	1,457,000	738,007
Morgan Stanley Capital I
	5.809% 12/12/49	1,500,000	1,123,216
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	3,000,000	2,476,519

	Total Commercial Mortgage-Backed Securities (cost of $10,786,832)		8,229,480

Collateralized Mortgage Obligations — 3.6%
AGENCY — 2.1%
Federal Home Loan Mortgage Corp.
	5.500% 06/15/34	2,500,000	2,565,606
	6.000% 02/15/28	798,535	820,854
Federal National Mortgage Association
	5.000% 12/25/15	792,859	803,123
AGENCY TOTAL			4,189,583
NON - AGENCY — 1.5%
American Mortgage Trust
	8.445% 09/27/22(c)	7,830	4,745
Bear Stearns Adjustable Rate Mortgage Trust
	5.526% 02/25/47(c)	991,336	509,195
Countrywide Alternative Loan Trust
	5.250% 08/25/35	404,199	278,277
	5.500% 10/25/35	710,427	457,427
JPMorgan Mortgage Trust
	6.041% 10/25/36(c)	769,800	536,882
Lehman Mortgage Trust
	6.500% 01/25/38	800,087	518,806
WaMu Mortgage Pass-Through Certificates
	5.706% 02/25/37(c)	1,572,119	857,557
NON-AGENCY TOTAL			3,162,889

	Total Collateralized Mortgage Obligations (cost of $9,362,023)		7,352,472

Asset-Backed Securities — 1.9%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	490,000	352,062
Consumer Funding LLC
	5.430% 04/20/15	820,000	819,222

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Ford Credit Auto Owner Trust
	5.470% 06/15/12	761,000	705,933
Franklin Auto Trust
	5.360% 05/20/16	989,000	898,187
Green Tree Financial Corp.
	6.870% 01/15/29	133,060	106,688
USAA Auto Owner Trust
	4.500% 10/15/13	1,046,000	934,710

	Total Asset-Backed Securities (cost of $4,290,252)		3,816,802

		Shares
Convertible Preferred Stocks — 0.2%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
	Schering-Plough Corp., 6.000%	1,000	174,500
Total Pharmaceuticals			174,500
HEALTH CAR E TOTAL			174,500
MATERIALS — 0.1%
Beverages — 0.1%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	5,200	245,700
Beverages Total			245,700
MATERIALS TOTAL			245,700

	Total Convertible Preferred Stocks (cost of $481,649)		420,200

Investment Companies — 0.2%
	iShares MSCI Brazil Index Fund	1,654	57,725
	iShares MSCI EAFE Index Fund	7,511	337,019
	iShares Russell 2000 Growth Index Fund	340	17,292

	Total Investment Companies (cost of $452,728)		412,036

Preferrred Stocks — 0.0%
UTILITIES — 0.0%
Electric Utilities — 0.0%
	Cia Energetica de Minas Gerais	6,400	87,274
Electric Utilities Total			87,274
UTILITIE S TOTAL			87,274

	Total Preferrred Stocks (cost of $151,812)		87,274

		Par ($)	Value ($)
Convertible Bonds — 0.0%
FINANCIALS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Vornado Realty Trust
	3.625% 11/15/26	15,000	11,888
Real Estate Investment Trusts (REITs) Total			11,888
FINANCIALS TOTAL			11,888

		Shares
Rights — 0.0%
FINANCIALS — 0.0%
DBS Group Holdings Ltd.
	Expires 01/23/09 (a)	14,500	30,193
Fortis
	Expires 07/04/14 (a)(d)	8,439	—
Lloyds TSB Group
	Expires 01/12/09 (a)	22,388	—
FINANCIALS TOTAL			30,193

	Total Rights (cost of $53,731)		30,193

Securities Lending Collateral — 2.0%
	State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 2.204%)	4,058,048	4,058,048

	Total Securities Lending Collateral (cost of $4,058,048)		4,058,048

		Par ($)
Short-Term Obligation — 4.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due on 01/02/09, at 0.010%, collateralized by U.S. Government Agency Obligations with various maturities to 08/21/14, market value $9,586,231 (repurchase proceeds $9,381,005)	9,381,000	9,381,000

	Total Short-Term Obligation (cost of $9,381,000)		9,381,000

Total Investments — 101.3% (cost of $236,880,689)(i)(j)	$207,608,335

Obligation to Return Collateral for Securities Loaned — (2.0)%	(4,058,048)

Other Assets & Liabilities, Net — 0.7%	1,383,849

Net Assets — 100.0%	$204,934,136

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward  foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including  management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$111,823,880	$(346)
Level 2 – Other Significant Observable Inputs	95,152,314	130,199
Level 3 – Significant Unobservable Inputs	632,141	—
Total	$207,608,335	$129,853

*Other financial instruments consist of futures contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three months ending December 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of September 30, 2008	$949	$—
Accretion of discounts/ Amortization of premiums	—	—
Realized loss	(109,939)	—
Change in unrealized appreciation	80,535	—
Net purchases	660,596	—
Transfers into or out of Level 3	—	—
Balance as of December 31, 2008	$632,141	$—

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144A of  the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, amounted to $2,278,177, which represents 1.1% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $33,250, which represents less than 0.1% of net assets.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.   At December 31, 2008, the value of this security amounted to $33,250, which represents less than 0.1% of net assets.

(f)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $3,934,311.
(g)	All of this security is pledged as collateral for open futures contracts.
(h)	Investment made with cash collateral received from securities lending activity.
(i)	Cost for federal income tax purposes is $236,933,907.
(j)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$10,017,304	$(39,342,876)	$(29,325,572)

At December 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	14	$3,150,350	$3,111,391	Mar-2009	$38,958

At December 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2 YR U.S. Treasury Note	36	$7,850,250	$7,810,946	Mar-2009	$(39,304)

For the three months ended December 31, 2008, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2008	106	$3,896
Options written	—	—
Options terminated in closing purchase transactions	(7)	(1,974)
Options exercised	—	—
Options expired	(99)	(1,922)
Options outstanding at December 31, 2008	—	$—

Forward foreign currency exchange contracts outstanding on December 31, 2008 are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,096,560	$1,011,017	02/10/09	$85,541
AUD	41,668	39,057	02/10/09	2,611
AUD	108,337	105,846	02/10/09	2,491
CHF	87,412	77,707	02/10/09	9,705
CHF	4,699	4,603	02/10/09	96
DKK	178,599	160,731	02/10/09	17,868
EUR	1,607,197	1,449,608	02/10/09	157,589
EUR	104,093	95,018	02/10/09	9,076
EUR	122,136	122,742	02/10/09	(607)
EUR	126,300	129,448	02/10/09	(3,148)
GBP	310,251	319,995	02/10/09	(9,744)
GBP	183,853	189,115	02/10/09	(5,262)
GBP	163,744	170,962	02/10/09	(7,218)
GBP	48,836	50,082	02/10/09	(1,246)
ILS	205,680	199,206	02/10/09	6,474
JPY	147,883	140,431	02/10/09	7,452
JPY	102,014	96,958	02/10/09	5,056
JPY	365,909	358,543	02/10/09	7,367
JPY	171,341	173,910	02/10/09	(2,569)
NOK	46,578	46,167	02/10/09	411
SEK	164,536	161,198	02/10/09	3,338
SEK	157,965	155,953	02/10/09	2,012
SEK	14,912	14,690	02/10/09	222
SGD	20,106	19,266	02/10/09	840
SGD	2,080	2,066	02/10/09	14
				$288,369

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$179,866	$164,001	02/10/09	$(15,865)
CAD	240,489	240,811	02/10/09	322
CAD	76,924	75,649	02/10/09	(1,275)
CAD	20,243	19,849	02/10/09	(394)
CAD	85,021	86,832	02/10/09	1,811
CAD	37,247	37,922	02/10/09	675
CHF	290,433	259,607	02/10/09	(30,826)
CHF	44,176	39,364	02/10/09	(4,812)
CZK	254,132	241,859	02/10/09	(12,273)
CZK	10,337	10,596	02/10/09	259
EUR	102,705	92,419	02/10/09	(10,286)
EUR	313,667	291,359	02/10/09	(22,308)
EUR	507,974	475,719	02/10/09	(32,255)
GBP	54,581	58,378	02/10/09	3,797
ILS	435,947	419,913	02/10/09	(16,034)
ILS	38,862	38,142	02/10/09	(720)
JPY	68,731	65,123	02/10/09	(3,608)
JPY	21,129	21,077	02/10/09	(52)
MXN	76,254	80,767	02/10/09	4,513
MXN	8,060	8,367	02/10/09	307
NOK	142,868	141,118	02/10/09	(1,750)
NOK	10,683	10,473	02/10/09	(210)
PLN	143,135	140,409	02/10/09	(2,726)
PLN	16,800	16,918	02/10/09	118
SGD	272,471	260,265	02/10/09	(12,206)
TWD	182,647	180,513	02/10/09	(2,134)
TWD	21,240	21,002	02/10/09	(238)
				$(158,170)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PIK	Payment-in-Kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Contrarian Core Fund

	Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 6.5%
Hotels, Restaurants & Leisure — 1.0%
Penn National Gaming, Inc. (a)	65,200	1,393,976
Starbucks Corp. (a)	156,800	1,483,328
Hotels, Restaurants & Leisure Total		2,877,304
Media — 2.5%
McGraw-Hill Companies, Inc.	164,900	3,824,031
News Corp., Class A	410,900	3,735,081
Media Total		7,559,112
Multiline Retail — 0.8%
Target Corp.	72,000	2,486,160
Multiline Retail Total		2,486,160
Specialty Retail — 0.4%
J Crew Group, Inc. (a)	92,400	1,127,280
Specialty Retail Total		1,127,280
Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	71,600	3,651,600
Polo Ralph Lauren Corp.	33,900	1,539,399
Textiles, Apparel & Luxury Goods Total		5,190,999
CONSUMER DISCRETIONARY TOTAL		19,240,855
CONSUMER STAPLES — 11.0%
Beverages — 3.8%
Diageo PLC, ADR	36,000	2,042,640
Molson Coors Brewing Co., Class B	53,800	2,631,896
PepsiCo, Inc.	119,500	6,545,015
Beverages Total		11,219,551
Food & Staples Retailing — 1.5%
Kroger Co.	163,150	4,308,792
Food & Staples Retailing Total		4,308,792
Personal Products — 2.2%
Avon Products, Inc.	137,800	3,311,334
Herbalife Ltd.	149,900	3,249,832
Personal Products Total		6,561,166
Tobacco — 3.5%
Philip Morris International, Inc.	241,500	10,507,665
Tobacco Total		10,507,665
CONSUMER STAPLES TOTAL		32,597,174

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — 13.3%
Energy Equipment & Services — 1.9%
Halliburton Co.	81,900	1,488,942
Schlumberger Ltd.	30,400	1,286,832
Transocean Ltd. (a)	56,800	2,683,800
Energy Equipment & Services Total		5,459,574
Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	52,100	2,008,455
Apache Corp.	61,600	4,591,048
Chevron Corp.	87,100	6,442,787
ConocoPhillips	74,900	3,879,820
Devon Energy Corp.	32,710	2,149,374
Exxon Mobil Corp.	185,700	14,824,431
Oil, Gas & Consumable Fuels Total		33,895,915
ENERGY TOTAL		39,355,489
FINANCIALS — 16.6%
Capital Markets — 5.2%
Bank of New York Mellon Corp.	131,000	3,711,230
Goldman Sachs Group, Inc.	63,700	5,375,643
Invesco Ltd.	160,400	2,316,176
State Street Corp.	105,000	4,129,650
Capital Markets Total		15,532,699
Commercial Banks — 1.9%
Wells Fargo & Co.	191,500	5,645,420
Commercial Banks Total		5,645,420
Consumer Finance — 0.3%
American Express Co.	45,140	837,347
Consumer Finance Total		837,347
Diversified Financial Services — 3.5%
Citigroup, Inc.	218,289	1,464,719
JPMorgan Chase & Co.	278,272	8,773,916
Diversified Financial Services Total		10,238,635
Insurance — 5.7%
Axis Capital Holdings Ltd.	83,400	2,428,608
Berkshire Hathaway, Inc., Class B (a)	1,339	4,303,546
Fidelity National Financial, Inc., Class A	109,100	1,936,525
MetLife, Inc.	157,900	5,504,394

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Prudential Financial, Inc.	89,900	2,720,374
Insurance Total		16,893,447
FINANCIALS TOTAL		49,147,548
HEALTH CARE — 14.6%
Biotechnology — 1.7%
Amgen, Inc. (a)	88,800	5,128,200
Biotechnology Total		5,128,200
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	94,400	5,058,896
Health Care Equipment & Supplies Total		5,058,896
Health Care Providers & Services — 2.9%
McKesson Corp.	136,110	5,271,540
Medco Health Solutions, Inc. (a)	79,800	3,344,418
Health Care Providers & Services Total		8,615,958
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc. (a)	103,650	3,531,356
Life Sciences Tools & Services Total		3,531,356
Pharmaceuticals — 7.1%
Abbott Laboratories	169,187	9,029,510
Allergan, Inc.	86,100	3,471,552
Johnson & Johnson	110,390	6,604,634
Schering-Plough Corp.	119,400	2,033,382
Pharmaceuticals Total		21,139,078
HEALTH CARE TOTAL		43,473,488
INDUSTRIALS — 11.3%
Aerospace & Defense — 5.8%
Honeywell International, Inc.	138,750	4,555,162
Northrop Grumman Corp.	71,800	3,233,872
Raytheon Co.	107,900	5,507,216
United Technologies Corp.	74,500	3,993,200
Aerospace & Defense Total		17,289,450
Airlines — 0.4%
UAL Corp.	104,300	1,149,386
Airlines Total		1,149,386
Commercial Services & Supplies — 0.7%
Avery Dennison Corp.	63,200	2,068,536
Commercial Services & Supplies Total		2,068,536

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 2.1%
General Electric Co.	253,340	4,104,108
Tyco International Ltd.	103,025	2,225,340
Industrial Conglomerates Total		6,329,448
Machinery — 1.0%
AGCO Corp. (a)	121,800	2,873,262
Machinery Total		2,873,262
Road & Rail — 1.3%
Union Pacific Corp.	82,420	3,939,676
Road & Rail Total		3,939,676
INDUSTRIALS TOTAL		33,649,758
INFORMATION TECHNOLOGY — 17.5%
Communications Equipment — 2.4%
QUALCOMM, Inc.	199,200	7,137,336
Communications Equipment Total		7,137,336
Computers & Peripherals — 3.8%
Apple, Inc. (a)	27,500	2,347,125
EMC Corp. (a)	219,500	2,298,165
Hewlett-Packard Co.	185,600	6,735,424
Computers & Peripherals Total		11,380,714
Electronic Equipment, Instruments & Components — 1.3%
Agilent Technologies, Inc. (a)	239,400	3,741,822
Electronic Equipment, Instruments & Components Total		3,741,822
Internet Software & Services — 4.5%
Equinix, Inc. (a)	27,000	1,436,130
Google, Inc., Class A (a)	30,200	9,291,030
VeriSign, Inc. (a)	137,700	2,627,316
Internet Software & Services Total		13,354,476
IT Services — 2.2%
MasterCard, Inc., Class A	45,900	6,560,487
IT Services Total		6,560,487
Software — 3.3%
Microsoft Corp.	427,320	8,307,101
Oracle Corp. (a)	84,340	1,495,348
Software Total		9,802,449
INFORMATION TECHNOLOGY TOTAL		51,977,284

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 2.6%
Chemicals — 2.6%
Intrepid Potash, Inc. (a)	79,600	1,653,292
Monsanto Co.	38,800	2,729,580
Potash Corp. of Saskatchewan	47,500	3,477,950
Chemicals Total		7,860,822
MATERIALS TOTAL		7,860,822
TELECOMMUNICATION SERVICES — 2.3%
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	190,600	5,432,100
Diversified Telecommunication Services Total		5,432,100
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA	28,500	1,279,935
Wireless Telecommunication Services Total		1,279,935
TELECOMMUNICATION SERVICES TOTAL		6,712,035
UTILITIES — 3.4%
Electric Utilities — 3.4%
Entergy Corp.	41,500	3,449,895
FirstEnergy Corp.	62,600	3,041,108
FPL Group, Inc.	72,500	3,648,925
Electric Utilities Total		10,139,928
UTILITIES TOTAL		10,139,928

Total Common Stocks (cost of $308,921,931)		294,154,381

	Par($)
Short-Term Obligation — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by U.S. Treasury Obligation maturing 08/15/26, market value $2,378,483 (repurchase proceeds $2,326,001)	2,326,000	2,326,000

Total Short-Term Obligation (cost of $2,326,000)		2,326,000

Total Investments — 99.9% (cost of $311,247,931)(b)(c)		296,480,381

Other Assets & Liabilities, Net — 0.1%		310,143

Net Assets — 100.0%		296,790,524

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$294,154,381	$—
	Level 2 – Other Significant Observable Inputs	2,326,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$296,480,381	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $311,247,931.
(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$25,975,715	$(40,743,265)	$(14,767,550)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 8.0%
Household Durables — 1.4%
Centex Corp.	7,700	81,928
Jarden Corp. (a)	209,000	2,403,500
KB Home	17,700	241,074
Whirlpool Corp.	30,500	1,261,175
Household Durables Total		3,987,677
Media — 4.3%
Comcast Corp., Class A	162,100	2,736,248
EW Scripps Co., Class A	239,700	529,737
McGraw-Hill Companies, Inc.	100	2,319
Time Warner, Inc.	844,600	8,496,676
Walt Disney Co.	20,500	465,145
Media Total		12,230,125
Multiline Retail — 0.9%
Macy’s, Inc.	252,400	2,612,340
Multiline Retail Total		2,612,340
Specialty Retail — 1.4%
Gap, Inc.	109,000	1,459,510
Home Depot, Inc.	82,500	1,899,150
Lowe’s Companies, Inc.	30,400	654,208
Specialty Retail Total		4,012,868
CONSUMER DISCRETIONARY TOTAL		22,843,010
CONSUMER STAPLES — 9.5%
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	20,900	1,171,654
Food & Staples Retailing Total		1,171,654
Food Products — 1.8%
Bunge Ltd.	98,300	5,088,991
Food Products Total		5,088,991
Household Products — 4.6%
Kimberly-Clark Corp.	59,000	3,111,660
Procter & Gamble Co.	159,000	9,829,380
Household Products Total		12,941,040
Tobacco — 2.7%
Altria Group, Inc.	516,700	7,781,502
Tobacco Total		7,781,502
CONSUMER STAPLES TOTAL		26,983,187

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — 17.0%
Oil, Gas & Consumable Fuels — 17.0%
Chevron Corp.	197,800	14,631,266
ConocoPhillips	130,400	6,754,720
Exxon Mobil Corp. (b)	314,800	25,130,484
Mariner Energy, Inc. (a)	66,400	677,280
Valero Energy Corp.	64,100	1,387,124
Oil, Gas & Consumable Fuels Total		48,580,874
ENERGY TOTAL		48,580,874
FINANCIALS — 23.4%
Commercial Banks — 6.7%
BB&T Corp.	29,300	804,578
U.S. Bancorp	159,200	3,981,592
Wells Fargo & Co.	486,900	14,353,812
Commercial Banks Total		19,139,982
Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	306,000	9,648,180
Diversified Financial Services Total		9,648,180
Insurance — 6.6%
Allstate Corp.	30,600	1,002,456
American International Group, Inc.	145,200	227,964
Chubb Corp.	29,100	1,484,100
Genworth Financial, Inc., Class A	27,100	76,693
Loews Corp.	68,300	1,929,475
MetLife, Inc.	800	27,888
Progressive Corp.	73,700	1,091,497
Prudential Financial, Inc.	126,500	3,827,890
Travelers Companies, Inc.	202,300	9,143,960
Insurance Total		18,811,923
Real Estate Investment Trusts (REITs) — 6.7%
Boston Properties, Inc.	31,000	1,705,000
CapitalSource, Inc.	23,600	109,032
Equity Residential Property Trust	160,400	4,783,128
Kimco Realty Corp.	21,600	394,848
Public Storage	106,200	8,442,900
Rayonier, Inc.	89,500	2,805,825
Vornado Realty Trust	13,500	814,725
Real Estate Investment Trusts (REITs) Total		19,055,458

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.0%
Tree.com, Inc. (a)	1,100	2,860
Thrifts & Mortgage Finance Total		2,860
FINANCIALS TOTAL		66,658,403
HEALTH CARE — 13.2%
Biotechnology — 3.4%
Amgen, Inc. (a)	169,800	9,805,950
Biotechnology Total		9,805,950
Pharmaceuticals — 9.8%
Eli Lilly & Co.	162,800	6,555,956
Johnson & Johnson	40,000	2,393,200
Mylan, Inc. (a)	722,700	7,147,503
Pfizer, Inc.	669,900	11,863,929
Pharmaceuticals Total		27,960,588
HEALTH CARE TOTAL		37,766,538
INDUSTRIALS — 8.7%
Aerospace & Defense — 0.2%
United Technologies Corp.	12,300	659,280
Aerospace & Defense Total		659,280
Air Freight & Logistics — 0.0%
FedEx Corp.	1,900	121,885
Air Freight & Logistics Total		121,885
Airlines — 2.7%
Southwest Airlines Co.	888,500	7,658,870
Airlines Total		7,658,870
Commercial Services & Supplies — 2.7%
R.R. Donnelley & Sons Co.	561,800	7,629,244
Commercial Services & Supplies Total		7,629,244
Electrical Equipment — 0.4%
Thomas & Betts Corp. (a)	53,300	1,280,266
Electrical Equipment Total		1,280,266
Industrial Conglomerates — 2.2%
General Electric Co.	194,200	3,146,040
Tyco International Ltd.	139,200	3,006,720
Industrial Conglomerates Total		6,152,760

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.5%
Manpower, Inc.	38,100	1,295,019
Professional Services Total		1,295,019
INDUSTRIALS TOTALS		24,797,324
INFORMATION TECHNOLOGY — 2.7%
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	140,400	2,058,264
Semiconductors & Semiconductor Equipment Total		2,058,264
Software — 2.0%
Symantec Corp. (a)	429,200	5,802,784
Software Total		5,802,784
INFORMATION TECHNOLOGY TOTAL		7,861,048
MATERIALS — 3.0%
Chemicals — 3.0%
Ashland, Inc.	610,600	6,417,406
Chemtura Corp.	1,519,800	2,127,720
Chemicals Total		8,545,126
MATERIALS TOTAL		8,545,126
TELECOMMUNICATION SERVICES — 6.5%
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	361,600	10,305,600
Qwest Communications International, Inc.	81,400	296,296
Verizon Communications, Inc.	128,500	4,356,150
Diversified Telecommunication Services Total		14,958,046
Wireless Telecommunication Services — 1.3%
Sprint Nextel Corp. (a)	1,951,800	3,571,794
Wireless Telecommunication Services Total		3,571,794
TELECOMMUNICATION SERVICES TOTAL		18,529,840
UTILITIES — 6.7%
Electric Utilities — 3.8%
Duke Energy Corp.	200	3,002
Edison International	191,900	6,163,828
Exelon Corp.	22,600	1,256,786
FirstEnergy Corp.	35,300	1,714,874
Pepco Holdings, Inc.	87,100	1,546,896
Electric Utilities Total		10,685,386

4

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 1.5%
Energen Corp.	150,200	4,405,366
Gas Utilities Total		4,405,366
Multi-Utilities — 1.4%
MDU Resources Group, Inc.	10,600	228,748
NiSource, Inc.	337,100	3,697,987
Multi-Utilities Total		3,926,735
UTILITIES TOTAL		19,017,487

Total Common Stocks (cost of $295,810,678)		281,582,837

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by U.S. Treasury Obligation, maturing 02/15/37, market value $1,488,864 (repurchase proceeds $1,456,001)	1,456,000	1,456,000

Total Short-Term Obligation (cost of $1,456,000)		1,456,000

Total Investments — 99.2% (cost of $297,266,678)(c)(d)		283,038,837

Other Assets & Liabilities, Net — 0.8%		2,203,759

Net Assets — 100.0%		285,242,596

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including  management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$281,582,837	$33,485
	Level 2 – Other Significant Observable Inputs	1,456,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$283,038,837	$33,485

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $2,015,708 is pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $297,266,678.
(d)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$30,641,101	$(44,868,942)	$(14,227,841)

6

At December 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	19	$4,275,475	$4,241,990	Mar-2009	$33,485

7

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks — 90.6%
CONSUMER DISCRETIONARY — 9.5%
Hotels, Restaurants & Leisure — 3.1%
McDonald’s Corp.	530,000	32,960,700
Starwood Hotels & Resorts Worldwide, Inc.	200,000	3,580,000
Hotels, Restaurants & Leisure Total		36,540,700
Media — 2.2%
CBS Corp., Class B	710,000	5,814,900
McGraw-Hill Companies, Inc.	205,000	4,753,950
Meredith Corp.	385,000	6,591,200
Pearson PLC	360,000	3,434,400
Time Warner, Inc.	440,000	4,426,400
Media Total		25,020,850
Specialty Retail — 4.2%
American Eagle Outfitters, Inc.	325,000	3,042,000
Home Depot, Inc.	535,000	12,315,700
Sherwin-Williams Co.	360,000	21,510,000
Staples, Inc.	300,000	5,376,000
TJX Companies, Inc.	320,000	6,582,400
Specialty Retail Total		48,826,100
CONSUMER DISCRETIONARY TOTAL		110,387,650
CONSUMER STAPLES — 15.2%
Beverages — 2.8%
Coca-Cola Co.	235,000	10,638,450
Diageo PLC, ADR	290,000	16,454,600
PepsiCo, Inc.	110,000	6,024,700
Beverages Total		33,117,750
Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	440,000	24,666,400
Food & Staples Retailing Total		24,666,400
Food Products — 3.9%
American Italian Pasta Co., Class A (a)	8,849	197,687
General Mills, Inc.	100,000	6,075,000
H.J. Heinz Co.	370,000	13,912,000
J M Smucker Co.	195,000	8,455,200
Kellogg Co.	215,000	9,427,750
Nestle SA, ADR, Registered Shares	180,000	7,035,282
Food Products Total		45,102,919

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 3.5%
Kimberly-Clark Corp.	320,000	16,876,800
Procter & Gamble Co.	390,000	24,109,800
Household Products Total		40,986,600
Tobacco — 2.9%
Altria Group, Inc.	630,000	9,487,800
Philip Morris International, Inc.	545,000	23,712,950
Tobacco Total		33,200,750
CONSUMER STAPLES TOTAL		177,074,419
ENERGY — 9.8%
Oil, Gas & Consumable Fuels — 9.8%
BP PLC, ADR	245,000	11,451,300
Chevron Corp.	345,000	25,519,650
ConocoPhillips	175,000	9,065,000
Exxon Mobil Corp.	595,000	47,498,850
Occidental Petroleum Corp.	205,000	12,297,950
Royal Dutch Shell PLC, ADR	150,000	7,941,000
Oil, Gas & Consumable Fuels Total		113,773,750
ENERGY TOTAL		113,773,750
FINANCIALS — 14.5%
Capital Markets — 2.2%
Bank of New York Mellon Corp.	285,000	8,074,050
Eaton Vance Corp.	405,000	8,509,050
Federated Investors, Inc., Class B	200,000	3,392,000
T. Rowe Price Group, Inc.	165,000	5,847,600
Capital Markets Total		25,822,700
Commercial Banks — 3.6%
PNC Financial Services Group, Inc.	265,000	12,985,000
U.S. Bancorp	640,000	16,006,400
Wells Fargo & Co.	425,000	12,529,000
Commercial Banks Total		41,520,400
Consumer Finance — 0.4%
American Express Co.	260,000	4,823,000
Consumer Finance Total		4,823,000
Diversified Financial Services — 2.5%
JPMorgan Chase & Co.	915,000	28,849,950
Diversified Financial Services Total		28,849,950
Insurance — 5.6%
Arthur J. Gallagher & Co.	545,000	14,120,950
Chubb Corp.	230,000	11,730,000
Hartford Financial Services Group, Inc.	230,000	3,776,600

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Lincoln National Corp.	370,000	6,970,800
MetLife, Inc.	163,000	5,682,180
Principal Financial Group, Inc.	375,000	8,463,750
RenaissanceRe Holdings Ltd.	50,000	2,578,000
Unum Group	660,000	12,276,000
Insurance Total		65,598,280
Real Estate Investment Trusts (REITs) — 0.2%
Kimco Realty Corp.	100,000	1,828,000
Rayonier, Inc.	35,000	1,097,250
Real Estate Investment Trusts (REITs) Total		2,925,250
FINANCIALS TOTAL		169,539,580
HEALTH CARE — 10.8%
Pharmaceuticals — 10.8%
Abbott Laboratories	360,000	19,213,200
Bristol-Myers Squibb Co.	360,000	8,370,000
GlaxoSmithKline PLC, ADR	232,000	8,646,640
Johnson & Johnson	470,000	28,120,100
Merck & Co., Inc.	460,000	13,984,000
Novartis AG, ADR	250,000	12,440,000
Pfizer, Inc.	1,300,000	23,023,000
Wyeth	325,000	12,190,750
Pharmaceuticals Total		125,987,690
HEALTH CARE TOTAL		125,987,690
INDUSTRIALS — 6.7%
Aerospace & Defense — 2.7%
Boeing Co.	115,000	4,907,050
Honeywell International, Inc.	180,000	5,909,400
Raytheon Co.	142,000	7,247,680
United Technologies Corp.	240,000	12,864,000
Aerospace & Defense Total		30,928,130
Commercial Services & Supplies — 1.3%
Waste Management, Inc.	475,000	15,741,500
Commercial Services & Supplies Total		15,741,500
Industrial Conglomerates — 1.7%
General Electric Co.	1,220,000	19,764,000
Industrial Conglomerates Total		19,764,000

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.0%
Deere & Co.	150,000	5,748,000
Dover Corp.	190,000	6,254,800
Machinery Total		12,002,800
INDUSTRIALS TOTAL		78,436,430
INFORMATION TECHNOLOGY — 9.6%
Communications Equipment — 0.7%
Nokia Oyj, ADR	490,000	7,644,000
Communications Equipment Total		7,644,000
Computers & Peripherals — 3.7%
Hewlett-Packard Co.	430,000	15,604,700
International Business Machines Corp.	325,000	27,352,000
Computers & Peripherals Total		42,956,700
IT Services — 0.9%
Automatic Data Processing, Inc.	270,000	10,621,800
IT Services Total		10,621,800
Office Electronics — 0.6%
Canon, Inc., ADR	240,000	7,536,000
Office Electronics Total		7,536,000
Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	1,480,000	21,696,800
Semiconductors & Semiconductor Equipment Total		21,696,800
Software — 1.8%
Microsoft Corp.	1,080,000	20,995,200
Software Total		20,995,200
INFORMATION TECHNOLOGY TOTAL		111,450,500
MATERIALS — 2.1%
Chemicals — 1.8%
Dow Chemical Co.	230,000	3,470,700
E.I. Du Pont de Nemours & Co.	270,000	6,831,000
International Flavors & Fragrances, Inc.	215,000	6,389,800
RPM International, Inc.	370,000	4,917,300
Chemicals Total		21,608,800

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.3%
Packaging Corp. of America	250,000	3,365,000
Containers & Packaging Total		3,365,000
MATERIALS TOTAL		24,973,800
TELECOMMUNICATION SERVICES — 7.8%
Diversified Telecommunication Services — 7.8%
AT&T, Inc.	1,850,000	52,725,000
Verizon Communications, Inc.	1,070,000	36,273,000
Windstream Corp.	250,000	2,300,000
Diversified Telecommunication Services Total		91,298,000
TELECOMMUNICATION SERVICES TOTAL		91,298,000
UTILITIES — 4.6%
Electric Utilities — 2.6%
American Electric Power Co., Inc.	135,000	4,492,800
Entergy Corp.	50,000	4,156,500
Exelon Corp.	90,000	5,004,900
FirstEnergy Corp.	90,000	4,372,200
FPL Group, Inc.	120,000	6,039,600
PPL Corp.	190,000	5,831,100
Electric Utilities Total		29,897,100
Gas Utilities — 0.5%
National Fuel Gas Co.	185,000	5,796,050
Gas Utilities Total		5,796,050
Multi-Utilities — 1.5%
Dominion Resources, Inc.	140,000	5,017,600
PG&E Corp.	155,000	6,000,050
Public Service Enterprise Group, Inc.	235,000	6,854,950
Multi-Utilities Total		17,872,600
UTILITIES TOTAL		53,565,750

Total Common Stocks (cost of $1,145,834,000)		1,056,487,569

5

	Shares	Value ($)
Convertible Preferred Stocks — 3.6%
FINANCIALS — 0.7%
Insurance — 0.7%
Metlife, Inc., 6.375%	740,000	7,622,000
Insurance Total		7,622,000
FINANCIALS TOTAL		7,622,000
HEALTH CARE — 2.9%
Pharmaceuticals — 2.9%
Schering-Plough Corp., 6.000%	195,000	34,027,500
Pharmaceuticals Total		34,027,500
HEALTH CARE TOTAL		34,027,500

Total Convertible Preferred Stocks (cost of $47,423,360)		41,649,500

	Par ($)
Short-Term Obligation — 6.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due on 01/02/09 at 0.010%, collateralized by a U.S. Treasury Obligation maturing 08/15/23, market value $82,473,248 (repurchase proceeds $80,852,045)	80,852,000	80,852,000

Total Short-Term Obligation (cost of $80,852,000)		80,852,000

Total Investments — 101.1% (cost of $1,274,109,360) (b) (c)		1,178,989,069

Other Assets & Liabilities, Net — (1.1)%		(12,552,069)

Net Assets — 100.0%		1,166,437,000

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$1,098,137,069	$—
	Level 2 – Other Significant Observable Inputs	80,852,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,178,989,069	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,274,109,360.
(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$101,160,833	$(196,281,124)	$(95,120,291)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 98.8%
CONSUMER DISCRETIONARY — 9.3%
Diversified Consumer Services — 1.0%
Apollo Group, Inc., Class A (a)	137,300	10,519,926
Diversified Consumer Services Total		10,519,926
Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	203,600	12,661,884
Starwood Hotels & Resorts Worldwide, Inc.	196,300	3,513,770
Wynn Resorts Ltd. (a)	83,700	3,537,162
Hotels, Restaurants & Leisure Total		19,712,816
Leisure Equipment & Products — 0.5%
Hasbro, Inc.	171,600	5,005,572
Leisure Equipment & Products Total		5,005,572
Media — 2.7%
Comcast Corp., Class A	883,700	14,916,856
DIRECTV Group, Inc. (a)	464,400	10,639,404
McGraw-Hill Companies, Inc.	168,000	3,895,920
Media Total		29,452,180
Multiline Retail — 0.7%
Kohl’s Corp. (a)	212,100	7,678,020
Multiline Retail Total		7,678,020
Specialty Retail — 1.9%
Best Buy Co., Inc.	105,000	2,951,550
Lowe’s Companies, Inc.	308,700	6,643,224
Staples, Inc.	362,400	6,494,208
Urban Outfitters, Inc. (a)	327,700	4,908,946
Specialty Retail Total		20,997,928
Textiles, Apparel & Luxury Goods — 0.7%
Polo Ralph Lauren Corp.	169,600	7,701,536
Textiles, Apparel & Luxury Goods Total		7,701,536
CONSUMER DISCRETIONARY TOTAL		101,067,978
CONSUMER STAPLES — 13.4%
Beverages — 4.3%
Coca-Cola Co.	578,200	26,175,114
Molson Coors Brewing Co., Class B	195,900	9,583,428
PepsiCo, Inc.	199,300	10,915,661
Beverages Total		46,674,203
Food & Staples Retailing — 4.2%
BJ’s Wholesale Club, Inc. (a)	185,400	6,351,804
Kroger Co.	331,800	8,762,838
Wal-Mart Stores, Inc.	546,900	30,659,214
Food & Staples Retailing Total		45,773,856

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.7%
Kimberly-Clark Corp.	205,400	10,832,796
Procter & Gamble Co.	113,400	7,010,388
Household Products Total		17,843,184
Personal Products — 1.1%
Avon Products, Inc.	501,000	12,039,030
Personal Products Total		12,039,030
Tobacco — 2.1%
Philip Morris International, Inc.	519,300	22,594,743
Tobacco Total		22,594,743
CONSUMER STAPLES TOTAL		144,925,016
ENERGY — 8.0%
Energy Equipment & Services — 2.5%
Halliburton Co.	307,800	5,595,804
Nabors Industries Ltd. (a)	349,300	4,181,121
Schlumberger Ltd.	317,500	13,439,775
Transocean Ltd. (a)	89,862	4,245,980
Energy Equipment & Services Total		27,462,680
Oil, Gas & Consumable Fuels — 5.5%
Devon Energy Corp.	208,475	13,698,892
Exxon Mobil Corp.	103,100	8,230,473
Hess Corp.	191,300	10,261,332
Occidental Petroleum Corp.	254,100	15,243,459
Southwestern Energy Co. (a)	249,900	7,239,603
Ultra Petroleum Corp. (a)	122,200	4,217,122
Oil, Gas & Consumable Fuels Total		58,890,881
ENERGY TOTAL		86,353,561
FINANCIALS — 5.7%
Capital Markets — 2.6%
Goldman Sachs Group, Inc.	141,300	11,924,307
State Street Corp.	268,100	10,544,373
Waddell & Reed Financial, Inc., Class A	364,900	5,641,354
Capital Markets Total		28,110,034

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.6%
CME Group, Inc.	40,500	8,428,455
IntercontinentalExchange, Inc. (a)	104,300	8,598,492
Diversified Financial Services Total		17,026,947
Insurance — 1.5%
Axis Capital Holdings Ltd.	274,224	7,985,403
MetLife, Inc.	233,700	8,146,782
Insurance Total		16,132,185
FINANCIALS TOTAL		61,269,166
HEALTH CARE — 16.1%
Biotechnology — 4.7%
Amgen, Inc. (a)	124,600	7,195,650
Celgene Corp. (a)	207,000	11,442,960
Genentech, Inc. (a)	169,700	14,069,827
Genzyme Corp. (a)	150,500	9,988,685
Gilead Sciences, Inc. (a)	160,200	8,192,628
Biotechnology Total		50,889,750
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	235,900	12,641,881
Medtronic, Inc.	157,000	4,932,940
Health Care Equipment & Supplies Total		17,574,821
Health Care Providers & Services — 2.3%
Humana, Inc. (a)	217,600	8,112,128
Medco Health Solutions, Inc. (a)	412,600	17,292,066
Health Care Providers & Services Total		25,404,194
Life Sciences Tools & Services — 2.1%
Covance, Inc. (a)	182,300	8,391,269
Thermo Fisher Scientific, Inc. (a)	405,469	13,814,329
Life Sciences Tools & Services Total		22,205,598
Pharmaceuticals — 5.4%
Abbott Laboratories	392,500	20,947,725
Bristol-Myers Squibb Co.	627,600	14,591,700
Johnson & Johnson	126,700	7,580,461
Schering-Plough Corp.	583,100	9,930,193
Teva Pharmaceutical Industries Ltd., ADR	124,400	5,295,708
Pharmaceuticals Total		58,345,787
HEALTH CARE TOTAL		174,420,150
INDUSTRIALS — 12.3%
Aerospace & Defense — 3.5%
Goodrich Corp.	232,100	8,592,342
Lockheed Martin Corp.	145,700	12,250,456

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Precision Castparts Corp.	94,300	5,608,964
United Technologies Corp.	211,000	11,309,600
Aerospace & Defense Total		37,761,362
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	255,100	8,454,014
Commercial Services & Supplies Total		8,454,014
Electrical Equipment — 0.7%
Emerson Electric Co.	206,000	7,541,660
Electrical Equipment Total		7,541,660
Machinery — 3.2%
Cummins, Inc.	258,400	6,907,032
Flowserve Corp.	105,600	5,438,400
Illinois Tool Works, Inc.	332,900	11,668,145
Joy Global, Inc.	232,900	5,331,081
Parker Hannifin Corp.	121,500	5,168,610
Machinery Total		34,513,268
Professional Services — 0.6%
Dun & Bradstreet Corp.	84,900	6,554,280
Professional Services Total		6,554,280
Road & Rail — 2.5%
Landstar System, Inc.	156,700	6,021,981
Norfolk Southern Corp.	225,700	10,619,185
Union Pacific Corp.	220,000	10,516,000
Road & Rail Total		27,157,166
Trading Companies & Distributors — 1.0%
W.W. Grainger, Inc.	136,200	10,738,008
Trading Companies & Distributors Total		10,738,008
INDUSTRIALS TOTAL		132,719,758
INFORMATION TECHNOLOGY — 28.1%
Communications Equipment — 4.7%
Cisco Systems, Inc. (a)	1,427,523	23,268,625
Nokia Oyj, ADR	453,300	7,071,480
QUALCOMM, Inc.	579,300	20,756,319
Communications Equipment Total		51,096,424
Computers & Peripherals — 7.7%
Apple, Inc. (a)	246,617	21,048,761
EMC Corp. (a)	1,373,200	14,377,404
Hewlett-Packard Co.	699,949	25,401,149

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
International Business Machines Corp.	265,300	22,327,648
Computers & Peripherals Total		83,154,962
Electronic Equipment, Instruments & Components — 0.6%
FLIR Systems, Inc. (a)	219,300	6,728,124
Electronic Equipment, Instruments & Components Total		6,728,124
Internet Software & Services — 3.3%
Equinix, Inc. (a)	129,300	6,877,467
Google, Inc., Class A (a)	94,966	29,216,290
Internet Software & Services Total		36,093,757
IT Services — 1.3%
Visa, Inc., Class A	260,900	13,684,205
IT Services Total		13,684,205
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Corp., Class A (a)	441,800	7,497,346
Intel Corp.	643,844	9,438,753
Lam Research Corp. (a)	483,500	10,288,880
Linear Technology Corp.	465,500	10,296,860
Microchip Technology, Inc.	276,700	5,403,951
Semiconductors & Semiconductor Equipment Total		42,925,790
Software — 6.5%
Activision Blizzard, Inc. (a)	763,081	6,593,020
Adobe Systems, Inc. (a)	394,400	8,396,776
Microsoft Corp.	1,675,598	32,573,625
Oracle Corp. (a)	947,736	16,803,359
Symantec Corp. (a)	429,500	5,806,840
Software Total		70,173,620
INFORMATION TECHNOLOGY TOTAL		303,856,882
MATERIALS — 3.6%
Chemicals — 2.8%
Monsanto Co.	163,447	11,498,496
Potash Corp. of Saskatchewan	75,900	5,557,398
Praxair, Inc.	226,100	13,421,296
Chemicals Total		30,477,190

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.8%
Nucor Corp.	197,600	9,129,120
Metals & Mining Total		9,129,120
MATERIALS TOTAL		39,606,310
TELECOMMUNICATION SERVICES — 0.7%
Wireless Telecommunication Services — 0.7%
NII Holdings, Inc. (a)	411,900	7,488,342
Wireless Telecommunication Services Total		7,488,342
TELECOMMUNICATION SERVICES TOTAL		7,488,342
UTILITIES — 1.6%
Electric Utilities — 1.6%
Entergy Corp.	211,800	17,606,934
Electric Utilities Total		17,606,934
UTILITIES TOTAL		17,606,934

Common Stocks Total (cost of $1,251,706,511)		1,069,314,097

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09, at 0.010%, collateralized by a U.S. Treasury Obligation maturing 08/15/26, market value $9,940,043 (repurchase proceeds $9,743,005)	9,743,000	9,743,000

Total Short-Term Obligation (cost of $9,743,000)		9,743,000

Total Investments — 99.7% (cost of $1,261,449,511) (b)(c)		1,079,057,097

Other Assets & Liabilities, Net — 0.3%		2,898,153

Net Assets — 100.0%		1,081,955,250

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$1,069,314,097	$—
	Level 2 – Other Significant Observable Inputs	9,743,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,079,057,097	$—

7

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,261,449,511.
(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$44,007,268	$(226,399,682)	$(182,392,414)

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Common Stocks — 59.1%
CONSUMER DISCRETIONARY — 4.8%
Automobiles — 0.2%
Suzuki Motor Corp.	54,500	753,474
Automobiles Total		753,474
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A (a)	10,900	835,158
Diversified Consumer Services Total		835,158
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	22,600	549,632
McDonald’s Corp.	41,606	2,587,477
Starwood Hotels & Resorts Worldwide, Inc.	15,700	281,030
Wynn Resorts Ltd. (a)	6,600	278,916
Hotels, Restaurants & Leisure Total		3,697,055
Internet & Catalog Retail — 0.1%
Rakuten, Inc. (a)	426	271,217
Internet & Catalog Retail Total		271,217
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	12,900	376,293
Leisure Equipment & Products Total		376,293
Media — 0.8%
Comcast Corp., Class A	71,300	1,203,544
DIRECTV Group, Inc. (a)	36,700	840,797
McGraw-Hill Companies, Inc.	14,100	326,979
WPP PLC	79,645	464,270
Media Total		2,835,590
Multiline Retail — 0.5%
Kohl’s Corp. (a)	48,400	1,752,080
Multiline Retail Total		1,752,080
Specialty Retail — 1.2%
Best Buy Co., Inc.	8,300	233,313
Esprit Holdings Ltd.	69,900	398,432
Hennes & Mauritz AB, Class B	13,845	541,008
Lowe’s Companies, Inc.	94,100	2,025,032
Staples, Inc.	29,300	525,056
Urban Outfitters, Inc. (a)	26,100	390,978
Specialty Retail Total		4,113,819
Textiles, Apparel & Luxury Goods — 0.5%
Compagnie Financiere Richemont SA	20,412	396,290
Polo Ralph Lauren Corp.	13,600	617,576

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
V.F. Corp.	15,500	848,935
Textiles, Apparel & Luxury Goods Total		1,862,801
CONSUMER DISCRETIONARY TOTAL		16,497,487
CONSUMER STAPLES — 7.3%
Beverages — 1.8%
Carlsberg A/S	22,109	725,860
Coca-Cola Co.	46,000	2,082,420
Diageo PLC, ADR	19,926	1,130,601
Molson Coors Brewing Co., Class B	15,400	753,368
PepsiCo, Inc.	16,400	898,228
SABMiller PLC	33,630	566,238
Beverages Total		6,156,715
Food & Staples Retailing — 1.6%
BJ’s Wholesale Club, Inc. (a)	14,200	486,492
Kroger Co.	26,500	699,865
Sysco Corp.	34,200	784,548
Wal-Mart Stores, Inc.	61,600	3,453,296
Food & Staples Retailing Total		5,424,201
Food Products — 0.9%
ConAgra Foods, Inc.	49,800	821,700
General Mills, Inc.	8,600	522,450
J M Smucker Co.	8,700	377,232
Unilever PLC	46,799	1,063,531
Want Want China Holdings Ltd.	738,000	307,507
Food Products Total		3,092,420
Household Products — 1.1%
Kimberly-Clark Corp.	16,600	875,484
Procter & Gamble Co.	42,100	2,602,622
Reckitt Benckiser Group PLC	13,379	498,427
Household Products Total		3,976,533
Personal Products — 0.6%
Avon Products, Inc.	81,023	1,946,983
Personal Products Total		1,946,983
Tobacco — 1.3%
Japan Tobacco, Inc.	402	1,331,184
Lorillard, Inc.	7,500	422,625

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
Philip Morris International, Inc.	63,854	2,778,288
Tobacco Total		4,532,097
CONSUMER STAPLES TOTAL		25,128,949
ENERGY — 7.3%
Energy Equipment & Services — 1.0%
Halliburton Co.	75,834	1,378,662
Nabors Industries Ltd. (a)	27,800	332,766
Schlumberger Ltd.	26,000	1,100,580
Smith International, Inc.	9,200	210,588
Transocean Ltd. (a)	7,141	337,412
Energy Equipment & Services Total		3,360,008
Oil, Gas & Consumable Fuels — 6.3%
BG Group PLC	35,052	486,654
Cairn Energy PLC (a)	19,605	573,679
Chevron Corp.	24,000	1,775,280
ConocoPhillips	30,927	1,602,018
Devon Energy Corp.	17,900	1,176,209
El Paso Corp.	40,100	313,983
EOG Resources, Inc.	12,100	805,618
Exxon Mobil Corp.	76,102	6,075,223
Hess Corp.	37,400	2,006,136
Marathon Oil Corp.	25,500	697,680
Newfield Exploration Co. (a)	21,900	432,525
Occidental Petroleum Corp.	47,300	2,837,527
Petroleo Brasileiro SA, ADR	21,100	516,739
Santos Ltd.	46,957	490,753
Southwestern Energy Co. (a)	19,700	570,709
Total SA	20,584	1,122,192
Ultra Petroleum Corp. (a)	10,600	365,806
Oil, Gas & Consumable Fuels Total		21,848,731
ENERGY TOTAL		25,208,739
FINANCIALS — 8.7%
Capital Markets — 1.4%
Goldman Sachs Group, Inc.	26,700	2,253,213
State Street Corp.	48,600	1,911,438
Waddell & Reed Financial, Inc., Class A	29,100	449,886
Capital Markets Total		4,614,537

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 2.7%
Banco Santander SA	55,860	539,112
Commercial Banks — (continued)
BNP Paribas	14,496	612,114
Citigroup, Inc.	74,139	497,473
Industrial & Commercial Bank of China, Class H	679,000	360,867
National Bank of Greece SA	30,284	560,866
PNC Financial Services Group, Inc.	24,629	1,206,821
Raiffeisen International Bank Holding AG	30	839
SunTrust Banks, Inc.	34,900	1,030,946
U.S. Bancorp	91,213	2,281,237
Wells Fargo & Co.	59,396	1,750,994
Zions Bancorporation	21,082	516,720
Commercial Banks Total		9,357,989
Diversified Financial Services — 1.3%
CME Group, Inc.	3,200	665,952
IntercontinentalExchange, Inc. (a)	8,300	684,252
JPMorgan Chase & Co.	100,828	3,179,107
Diversified Financial Services Total		4,529,311
Insurance — 2.3%
ACE Ltd.	31,599	1,672,219
Aon Corp.	37,300	1,703,864
Axis Capital Holdings Ltd.	21,681	631,351
Hartford Financial Services Group, Inc.	26,993	443,225
Marsh & McLennan Companies, Inc.	44,300	1,075,161
MetLife, Inc.	18,700	651,882
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,277	986,412
Prudential Financial, Inc.	7,300	220,898
Prudential PLC	76,756	467,306
Insurance Total		7,852,318

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.5%
Plum Creek Timber Co., Inc.	26,900	934,506
Rayonier, Inc.	27,200	852,720
Real Estate Investment Trusts (REITs) Total		1,787,226
Real Estate Management & Development — 0.3%
Mitsubishi Estate Co., Ltd.	67,000	1,104,911
Real Estate Management & Development Total		1,104,911
Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp., Ltd.	19,696	614,343
Thrifts & Mortgage Finance Total		614,343
FINANCIALS TOTAL		29,860,635
HEALTH CARE — 7.8%
Biotechnology — 1.9%
Amgen, Inc. (a)	53,600	3,095,400
Celgene Corp. (a)	15,800	873,424
Genentech, Inc. (a)	13,200	1,094,412
Genzyme Corp. (a)	11,900	789,803
Gilead Sciences, Inc. (a)	13,000	664,820
Biotechnology Total		6,517,859
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	18,800	1,007,492
Medtronic, Inc.	12,900	405,318
Health Care Equipment & Supplies Total		1,412,810
Health Care Providers & Services — 0.9%
Humana, Inc. (a)	17,200	641,216
Medco Health Solutions, Inc. (a)	60,000	2,514,600
Health Care Providers & Services Total		3,155,816
Life Sciences Tools & Services — 1.2%
Covance, Inc. (a)	14,400	662,832
Qiagen N.V. (a)	84,858	1,482,934
Thermo Fisher Scientific, Inc. (a)	58,116	1,980,012
Life Sciences Tools & Services Total		4,125,778
Pharmaceuticals — 3.4%
Abbott Laboratories	49,600	2,647,152
Bristol-Myers Squibb Co.	49,500	1,150,875
Johnson & Johnson	42,200	2,524,826
Merck & Co., Inc.	24,500	744,800
Novartis AG, Registered Shares	32,450	1,625,891
Roche Holding AG, Genusschein Shares	10,555	1,624,770

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Schering-Plough Corp.	46,600	793,598
Teva Pharmaceutical Industries Ltd., ADR	9,800	417,186
Pharmaceuticals Total		11,529,098
HEALTH CARE TOTAL		26,741,361
INDUSTRIALS — 7.0%
Aerospace & Defense — 2.1%
Goodrich Corp.	36,600	1,354,932
L-3 Communications Holdings, Inc.	14,950	1,103,011
Lockheed Martin Corp.	11,600	975,328
Precision Castparts Corp.	7,400	440,152
Rolls-Royce Group PLC (a)	86,387	423,200
Rolls-Royce Group PLC, Class C (a)(b)(c)	4,561,357	6,558
United Technologies Corp.	53,916	2,889,898
Aerospace & Defense Total		7,193,079
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	20,300	672,742
Commercial Services & Supplies Total		672,742
Construction & Engineering — 0.6%
FLSmidth & Co. A/S	19,221	668,862
KBR, Inc.	67,700	1,029,040
Maire Tecnimont SpA	102,836	209,135
Construction & Engineering Total		1,907,037
Electrical Equipment — 0.8%
Alstom	10,612	626,669
Dongfang Electrical Machinery Co., Ltd., Class H	25,115	63,580
Emerson Electric Co.	16,400	600,404
Vestas Wind Systems A/S (a)	22,769	1,353,250
Electrical Equipment Total		2,643,903
Industrial Conglomerates — 0.4%
General Electric Co.	92,610	1,500,282
Industrial Conglomerates Total		1,500,282
Machinery — 1.1%
Cummins, Inc.	20,200	539,946
Eaton Corp.	14,100	700,911
Flowserve Corp.	8,400	432,600
Illinois Tool Works, Inc.	26,600	932,330
Jain Irrigation Systems Ltd.	68,038	497,142

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
Joy Global, Inc.	18,400	421,176
Parker Hannifin Corp.	9,600	408,384
Machinery Total		3,932,489
Professional Services — 0.2%
Dun & Bradstreet Corp.	6,800	524,960
Professional Services Total		524,960
Road & Rail — 0.9%
Central Japan Railway Co.	129	1,114,930
Landstar System, Inc.	12,400	476,532
Norfolk Southern Corp.	18,000	846,900
Union Pacific Corp.	17,500	836,500
Road & Rail Total		3,274,862
Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	57,000	583,071
W.W. Grainger, Inc.	10,900	859,356
Trading Companies & Distributors Total		1,442,427
Transportation Infrastructure — 0.3%
Koninklijke Vopak NV	9,453	358,678
Macquarie Infrastructure Group	455,477	546,297
Transportation Infrastructure Total		904,975
INDUSTRIALS TOTAL		23,996,756
INFORMATION TECHNOLOGY — 8.9%
Communications Equipment — 1.2%
Cisco Systems, Inc. (a)	113,735	1,853,881
Nokia Oyj, ADR	37,300	581,880
QUALCOMM, Inc.	45,700	1,637,431
Communications Equipment Total		4,073,192
Computers & Peripherals — 2.6%
Apple, Inc. (a)	19,500	1,664,325
EMC Corp. (a)	204,600	2,142,162
Hewlett-Packard Co.	79,700	2,892,313
International Business Machines Corp.	26,300	2,213,408
Computers & Peripherals Total		8,912,208
Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc. (a)	17,900	549,172
Electronic Equipment, Instruments & Components Total		549,172

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.8%
Equinix, Inc. (a)	10,300	547,857
Google, Inc., Class A (a)	7,216	2,220,002
Internet Software & Services Total		2,767,859
IT Services — 0.4%
Visa, Inc., Class A	25,883	1,357,563
IT Services Total		1,357,563
Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV	45,233	807,187
Broadcom Corp., Class A (a)	34,800	590,556
Intel Corp.	81,200	1,190,392
Intersil Corp., Class A	29,000	266,510
Lam Research Corp. (a)	38,500	819,280
Linear Technology Corp.	36,700	811,804
Microchip Technology, Inc.	21,800	425,754
Tokyo Electron Ltd.	20,400	716,413
Semiconductors & Semiconductor Equipment Total		5,627,896
Software — 2.1%
Activision Blizzard, Inc. (a)	61,073	527,671
Adobe Systems, Inc. (a)	31,000	659,990
BMC Software, Inc. (a)	36,000	968,760
Microsoft Corp.	134,075	2,606,418
Nintendo Co., Ltd.	2,300	883,648
Oracle Corp. (a)	74,700	1,324,431
Symantec Corp. (a)	33,900	458,328
Software Total		7,429,246
INFORMATION TECHNOLOGY TOTAL		30,717,136
MATERIALS — 2.8%
Chemicals — 1.7%
E.I. Du Pont de Nemours & Co.	27,300	690,690
Linde AG	10,011	847,166
Monsanto Co.	23,864	1,678,832
Potash Corp. of Saskatchewan	14,500	1,061,690
Praxair, Inc.	17,900	1,062,544
Shin-Etsu Chemical Co., Ltd.	15,500	710,921
Umicore	47	927
Chemicals Total		6,052,770

8

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Construction Materials — 0.1%
CRH PLC	16,337	413,413
Construction Materials Total		413,413
Metals & Mining — 0.9%
Allegheny Technologies, Inc.	3,900	99,567
BHP Billiton Ltd.	28,531	600,901
Freeport-McMoRan Copper & Gold, Inc.	24,700	603,668
Nucor Corp.	38,200	1,764,840
Metals & Mining Total		3,068,976
Paper & Forest Products — 0.1%
Weyerhaeuser Co.	9,100	278,551
Paper & Forest Products Total		278,551
MATERIALS TOTAL		9,813,710
TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	120,815	3,443,227
China Unicom Ltd.	570,000	693,404
Verizon Communications, Inc.	40,002	1,356,068
Diversified Telecommunication Services Total		5,492,699
Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd. (a)	38,756	570,801
NII Holdings, Inc. (a)	32,500	590,850
Wireless Telecommunication Services Total		1,161,651
TELECOMMUNICATION SERVICES TOTAL		6,654,350
UTILITIES — 2.6%
Electric Utilities — 1.6%
Electricite de France	13,184	766,266
Entergy Corp.	16,900	1,404,897
Exelon Corp.	16,200	900,882
Fortum Oyj	28,765	617,855
FPL Group, Inc.	25,700	1,293,481
PPL Corp.	21,800	669,042
Electric Utilities Total		5,652,423

9

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.3%
Huaneng Power International, Inc., Class H	1,470,000	1,073,764
Independent Power Producers & Energy Traders Total		1,073,764
Multi-Utilities — 0.6%
GDF Suez (a)	7,413	367,144
PG&E Corp.	23,048	892,188
Public Service Enterprise Group, Inc.	15,646	456,394
Suez Environnement SA (a)	18,165	306,295
Multi-Utilities Total		2,022,021
Water Utilities — 0.1%
Epure International Ltd.	1,431,000	245,619
Water Utilities Total		245,619
UTILITIES TOTAL		8,993,827

Total Common Stocks (cost of $239,365,396)		203,612,950

	Par ($)
Mortgage-Backed Securities — 13.3%
Federal Home Loan Mortgage Corp.
5.000% 12/01/35	2,641,001	2,702,599
5.000% 03/01/38	1,647,725	1,685,641
5.000% 07/01/38	4,093,481	4,187,678
5.000% 11/01/38	2,996,527	3,065,481
5.500% 01/01/21	1,277,853	1,318,973
5.500% 07/01/21	2,739,541	2,825,555
5.500% 12/01/37	2,505,860	2,567,689
6.000% 02/01/09	8,241	8,301
6.500% 07/01/14	31,452	32,677
6.500% 12/01/14	29,358	30,502
6.500% 06/01/29	31,313	32,771
6.500% 01/01/30	75,711	79,237
6.500% 11/01/37	2,835,457	2,948,272
7.000% 11/01/29	44,032	46,342
7.000% 01/01/30	6,979	7,345
8.000% 07/01/20	21,336	22,475

10

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	5.000% 05/01/37	2,010,013	2,054,583
	5.500% 05/01/36	2,678,172	2,748,588
	5.500% 11/01/36	5,702,467	5,852,400
	6.000% 11/01/35	325,491	335,524
	6.000% 09/01/36	1,377,032	1,419,262
	6.000% 07/01/37	2,591,795	2,671,133
	6.000% 06/01/38	2,894,500	2,982,815
	6.500% 01/01/09	209	210
	6.500% 02/01/09	13,692	13,792
	6.500% 04/01/09	30,977	31,635
	6.500% 04/01/11	109,735	114,030
	6.500% 05/01/11	370,011	384,495
	6.500% 11/01/25	3	3
	6.500% 08/01/34	350,565	365,135
	6.500% 11/01/36	1,707,504	1,775,537
	6.500% 06/01/38	1,586,411	1,649,531
	7.000% 08/15/23	134,185	142,425
	7.000% 07/01/32	23,018	24,357
	7.000% 01/01/37	84,781	89,271
	7.000% 07/01/37	560,138	587,131
Government National Mortgage Association
	5.500% 05/15/38	982,913	1,014,622

	Total Mortgage-Backed Securities (cost of $44,277,720)		45,818,017

Corporate Fixed-Income Bonds & Notes — 8.3%
BASIC MATERIALS — 0.2%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	230,000	231,384
Chemicals Total			231,384
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	380,000	368,763
Iron/Steel Total			368,763
BASIC MATERIALS TOTAL			600,147
COMMUNICATIONS — 1.2%
Media — 0.6%
Comcast Corp.
	7.050% 03/15/33	600,000	625,854
News America, Inc.
	6.550% 03/15/33	495,000	443,800

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Time Warner Cable, Inc.
	7.300% 07/01/38	410,000	425,936
Viacom, Inc.
	6.125% 10/05/17	225,000	186,484
Walt Disney Co.
	4.500% 12/15/13	400,000	402,639
Media Total			2,084,713
Telecommunication Services — 0.6%
AT&T, Inc.
	5.100% 09/15/14	490,000	481,664
British Telecommunications PLC
	5.150% 01/15/13	400,000	381,039
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	315,000	393,777
Telefonica Emisones SAU
	5.984% 06/20/11	475,000	468,479
Vodafone Group PLC
	5.000% 12/16/13	450,000	432,888
Telecommunication Services Total			2,157,847
COMMUNICATIONS TOTAL			4,242,560
CONSUMER CYCLICAL — 0.4%
Lodging — 0.1%
Marriott International, Inc.
	5.625% 02/15/13	400,000	304,000
Lodging Total			304,000
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	450,000	423,661
Wal-Mart Stores, Inc.
	5.800% 02/15/18	500,000	553,275
Retail Total			976,936
CONSUMER CYCLICAL TOTAL			1,280,936
CONSUMER NON-CYCLICAL — 0.5%
Beverages — 0.1%
Bottling Group LLC
	6.950% 03/15/14	380,000	412,606
Beverages Total			412,606
Food — 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	317,000	320,441

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Kraft Foods, Inc.
	6.500% 08/11/17	440,000	442,263
Food Total			762,704
Pharmaceuticals — 0.2%
Wyeth
	5.500% 02/01/14	480,000	487,578
Pharmaceuticals Total			487,578
CONSUMER NON-CYCLICAL TOTAL			1,662,888
ENERGY — 0.7%
Oil & Gas — 0.4%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	400,000	348,851
Nexen, Inc.
	5.875% 03/10/35	475,000	357,622
Talisman Energy, Inc.
	6.250% 02/01/38	485,000	352,155
Valero Energy Corp.
	6.875% 04/15/12	400,000	402,252
Oil & Gas Total			1,460,880
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	325,000	342,878
Weatherford International Ltd.
	5.150% 03/15/13	340,000	299,394
Oil & Gas Services Total			642,272
Pipelines — 0.1%
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	240,000	165,137
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	640,000	286,075
Pipelines Total			451,212
ENERGY TOTAL			2,554,364
FINANCIALS — 3.5%
Banks — 1.7%
Bank of New York Mellon Corp.
	5.125% 08/27/13	675,000	689,739
Credit Suisse/New York NY
	6.000% 02/15/18	525,000	482,121

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Deutsche Bank AG
	4.875% 05/20/13	625,000	613,619
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)(e)	765,000	606,108
JPMorgan Chase & Co.
	6.000% 01/15/18	800,000	844,419
Keycorp
	6.500% 05/14/13	507,000	467,397
SunTrust Preferred Capital I
	5.853% 12/15/11(d)	560,000	302,400
USB Capital IX
	6.189% 04/15/49(d)	1,000,000	470,000
Wachovia Corp.
	4.875% 02/15/14	950,000	872,741
Wells Fargo & Co.
	5.250% 10/23/12	275,000	280,097
Banks Total			5,628,641
Diversified Financial Services — 1.2%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)(e)	725,000	173,164
American Express Credit Corp.
	5.875% 05/02/13	385,000	369,590
Capital One Financial Corp.
	5.500% 06/01/15	875,000	763,471
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(c)(e)	1,360,000	1,280,950
General Electric Capital Corp.
	5.000% 01/08/16	105,000	101,683
Goldman Sachs Group, Inc.
	6.345% 02/15/34	515,000	373,712
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(b)(f)	750,000	71,250
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	725,000	715,270
Morgan Stanley
	6.750% 04/15/11	310,000	305,017
Diversified Financial Services Total			4,154,107

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 0.4%
Chubb Corp.
	5.750% 05/15/18	375,000	360,063
Principal Life Income Funding Trusts
	5.300% 04/24/13	425,000	398,109
Prudential Financial, Inc.
	6.000% 12/01/17	410,000	328,901
UnitedHealth Group, Inc.
	5.250% 03/15/11	400,000	376,106
Insurance Total			1,463,179
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	500,000	413,423
Simon Property Group LP
	5.750% 12/01/15	450,000	293,937
Real Estate Investment Trusts (REITs) Total			707,360
FINANCIALS TOTAL			11,953,287
INDUSTRIALS — 0.5%
Aerospace & Defense — 0.1%
United Technologies Corp.
	5.375% 12/15/17	500,000	505,448
Aerospace & Defense Total			505,448
Machinery — 0.2%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	575,000	538,364
Machinery Total			538,364
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	415,000	382,678
Union Pacific Corp.
	6.650% 01/15/11	400,000	398,604
Transportation Total			781,282
INDUSTRIALS TOTAL			1,825,094
TECHNOLOGY — 0.3%
Networking Equipment — 0.2%
Cisco Systems, Inc.
	5.250% 02/22/11	565,000	586,544
Networking Equipment Total			586,544

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	425,000	467,908
Software Total			467,908
TECHNOLOGY TOTAL			1,054,452
UTILITIES — 1.0%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	350,000	326,619
Consolidated Edison Co. of New York
	5.850% 04/01/18	500,000	503,492
Indiana Michigan Power Co.
	5.650% 12/01/15	723,000	660,979
Pacific Gas & Electric Co.
	5.800% 03/01/37	585,000	606,766
Progress Energy, Inc.
	7.750% 03/01/31	425,000	425,515
Southern California Edison Co.
	5.000% 01/15/14	450,000	458,049
Electric Total			2,981,420
Gas — 0.1%
Atmos Energy Corp.
	6.350% 06/15/17	400,000	354,408
Gas Total			354,408
UTILITIES TOTAL			3,335,828

	Total Corporate Fixed-Income Bonds & Notes (cost of $32,657,384)		28,509,556

Government & Agency Obligations — 4.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Province of Ontario
	3.125% 09/08/10	500,000	505,125
Province of Quebec
	5.000% 07/17/09	635,000	635,917
United Mexican States
	7.500% 04/08/33	875,000	999,688
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,140,730
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Home Loan Bank
	5.500% 08/13/14	3,055,000	3,522,464

16

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association
	5.375% 08/15/09(g)	95,000	97,850
U.S. GOVERNMENT AGENCIES TOTAL			3,620,314
U.S. GOVERNMENT OBLIGATIONS — 3.1%
U.S. Treasury Bonds
	5.375% 02/15/31	5,771,000	7,929,712
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	2,694,905	2,645,006
U.S. GOVERNMENT OBLIGATIONS TOTAL			10,574,718

	Total Government & Agency Obligations (cost of $13,877,402)		16,335,762

Collateralized Mortgage Obligations — 4.0%
AGENCY — 1.3%
Federal Home Loan Mortgage Corp.
	6.000% 02/15/28	2,248,182	2,311,020
	4.500% 08/15/28	380,000	386,994
Federal National Mortgage Association
	5.000% 12/25/15	1,783,933	1,807,026
AGENCY TOTAL			4,505,040
NON - AGENCY — 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
	5.523% 02/25/47(d)	1,250,954	642,546
Countrywide Alternative Loan Trust
	5.250% 03/25/35	1,608,290	1,246,425
	5.250% 08/25/35	404,199	278,277
	5.500% 10/25/35	1,184,045	762,378
JPMorgan Mortgage Trust
	6.040% 10/25/36(d)	2,309,399	1,610,647
Lehman Mortgage Trust
	6.500% 01/25/38	1,738,764	1,127,481
Residential Asset Securitization Trust
	4.500% 08/25/34	1,615,915	1,388,673
WaMu Mortgage Pass-Through Certificates
	5.710% 02/25/37(d)	3,156,948	1,722,047
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	620,556	468,446
NON-AGENCY TOTAL			9,246,920

	Total Collateralized Mortgage Obligations (cost of $18,411,651)		13,751,960

17

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — 4.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(d)	1,010,000	452,390
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	271,665	270,608
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	4,795,469
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	630,000	353,493
	5.447% 06/12/47	1,023,000	629,177
	5.525% 04/15/43(d)	2,902,000	1,469,937
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	2,897,739	2,854,006
Morgan Stanley Capital I
	5.387% 03/12/44(d)	2,800,000	2,263,795
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	685,170

	Total Commercial Mortgage-Backed Securities (cost of $17,788,421)		13,774,045

Asset-Backed Securities — 2.3%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	1,050,000	754,418
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,818,273
Ford Credit Auto Owner Trust
	5.470% 06/15/12	1,470,000	1,363,629
Franklin Auto Trust
	5.360% 05/20/16	1,890,000	1,716,455
Green Tree Financial Corp.
	6.870% 01/15/29	319,343	256,051
USAA Auto Owner Trust
	4.500% 10/15/13	2,139,000	1,911,420

	Total Asset-Backed Securities (cost of $8,787,729)		7,820,246

18

	Shares	Value ($)
Convertible Preferred Stocks — 0.3%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
Schering-Plough Corp., 6.000%	2,300	401,350
Pharmaceuticals Total		401,350
HEALTH CARE TOTAL		401,350
MATERIALS — 0.2%
Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	9,700	458,325
Metals & Mining Total		458,325
MATERIALS TOTAL		458,325

Total Convertible Preferred Stocks (cost of $1,002,076)		859,675

Preferred Stock — 0.1%
FINANCIALS — 0.1%
Insurance — 0.1%
Unipol Gruppo Finanziario SpA	431,826	470,162
Insurance Total		470,162
FINANCIALS TOTAL		470,162

Total Preferred Stock (cost of $1,338,701)		470,162

	Par ($)
Short-Term Obligation — 3.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09, at 0.010%, collateralized by U.S. Government Agency Obligations with various maturities to 08/21/14, market value $12,063,794 (repurchase proceeds $11,814,007)	11,814,000	11,814,000

Total Short-Term Obligation (cost of $11,814,000)		11,814,000

Total Investments — 99.5% (cost of $389,320,480)(h)(i)		342,766,373

Other Assets & Liabilities, Net — 0.5%		1,666,553

Net Assets — 100.0%		344,432,926

19

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$179,003,165	$78
	Level 2 – Other Significant Observable Inputs	163,756,650	—
	Level 3 – Significant Unobservable Inputs	6,558	—
	Total	$342,766,373	$78

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the three month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of September 30, 2008	$—	$—
	Accretion of discounts/ Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(692)	—
	Net purchases	7,250	—
	Transfers in and or out of Level 3	—	—
	Balance as of December, 31 2008	$6,558	$—

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

21

(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At December 31, 2008, the value of these securities amounted to $2,066,780, which represents 0.6% of net assets

Acquisition	Market
Security	Date	Par/Shares	Cost	Value
AGFC Capital Trust I
6.000% 01/15/67	01/17/2007	$725,000	$723,238	$173,164
Citicorp Lease Pass-Through Trust
8.040% 12/15/19	04/12/2001	1,360,000	1,371,414	1,280,950
HSBC Capital Funding LP
9.547% 12/31/49	01/02/2003	765,000	935,870	606,108
Rolls-Royce Group PLC, Class C	12/05/2008	4,561,357	7,250	6,558
$2,066,780

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, amounted to $2,060,222, which represents 0.6% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2008, the value of this security amounted to $71,250, which represents less than 0.1% of net assets.

(g)	All of this security with a market value of $97,850 is pledged as collateral for open futures contracts.
(h)	Cost for federal income tax purposes is $389,489,534.
(i)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$18,125,055	$(64,848,216)	$(46,723,161)

At December 31, 2008, the Fund held the following open long futures contracts:

Number of	Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	23	$5,175,575	$5,111,572	Mar-09	$64,003

At December 31, 2008, the Fund held the following open short futures contracts:

Number of	Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Notes	49	$10,685,063	$10,621,138	Mar-09	$(63,925)

Acronym	Name

ADR	American Depositary Receipt

22

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 12.3%
Auto Components — 1.6%
ArvinMeritor, Inc.	144,798	412,674
Cooper Tire & Rubber Co.	213,096	1,312,671
Dorman Products, Inc. (a)	354,930	4,685,076
Hawk Corp., Class A (a)	26,596	441,494
Auto Components Total		6,851,915
Diversified Consumer Services — 1.3%
Nobel Learning Communities, Inc. (a)	165,966	2,247,180
Regis Corp.	233,720	3,395,951
Diversified Consumer Services Total		5,643,131
Hotels, Restaurants & Leisure — 1.4%
CEC Entertainment, Inc. (a)	190,607	4,622,220
Morgans Hotel Group Co. (a)	204,831	954,512
O’Charleys, Inc.	345,362	690,724
Hotels, Restaurants & Leisure Total		6,267,456
Household Durables — 0.2%
Jarden Corp. (a)	83,292	957,858
Household Durables Total		957,858
Leisure Equipment & Products — 1.4%
Callaway Golf Co.	153,447	1,425,523
RC2 Corp. (a)	195,947	2,090,754
Steinway Musical Instruments, Inc. (a)	147,764	2,587,348
Leisure Equipment & Products Total		6,103,625
Media — 0.4%
Scholastic Corp.	103,586	1,406,698
Sinclair Broadcast Group, Inc., Class A	154,723	479,641
Media Total		1,886,339
Specialty Retail — 4.4%
Buckle, Inc.	50,731	1,106,950
Collective Brands, Inc. (a)	324,407	3,802,050
Monro Muffler Brake, Inc.	237,599	6,058,775
Penske Auto Group, Inc.	102,500	787,200
Rent-A-Center, Inc. (a)	276,682	4,883,437
Stage Stores, Inc.	322,028	2,656,731
Specialty Retail Total		19,295,143
Textiles, Apparel & Luxury Goods — 1.6%
Quiksilver, Inc. (a)	189,605	348,874
Rocky Brands, Inc. (a)	107,199	423,436

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
Unifirst Corp. (b)	212,019	6,294,844
Textiles, Apparel & Luxury Goods Total		7,067,154
CONSUMER DISCRETIONARY TOTAL		54,072,621
CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	82,451	1,877,410
Pantry, Inc. (a)	147,516	3,164,218
Food & Staples Retailing Total		5,041,628
Food Products — 0.8%
Corn Products International, Inc.	125,401	3,617,819
Food Products Total		3,617,819
Household Products — 0.5%
Central Garden & Pet Co. (a)	120,583	706,616
Central Garden & Pet Co., Class A (a)	241,166	1,422,880
Household Products Total		2,129,496
Personal Products — 0.0%
Langer, Inc. (a)	264,203	198,152
Personal Products Total		198,152
CONSUMER STAPLES TOTAL		10,987,095
ENERGY — 2.5%
Energy Equipment & Services — 1.9%
Gulfmark Offshore, Inc. (a)	114,691	2,728,499
Newpark Resources, Inc. (a)	415,440	1,537,128
Oceaneering International, Inc. (a)	36,570	1,065,650
Superior Well Services, Inc. (a)	82,380	823,800
Tetra Technologies, Inc. (a)	508,281	2,470,245
Energy Equipment & Services Total		8,625,322
Oil, Gas & Consumable Fuels — 0.6%
EXCO Resources, Inc. (a)	167,187	1,514,714
GeoMet, Inc. (a)	113,417	195,077
Kodiak Oil & Gas Corp. (a)	148,258	45,960
Petroquest Energy, Inc. (a)	83,354	563,473

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Warren Resources, Inc. (a)	73,552	146,369
Oil, Gas & Consumable Fuels Total		2,465,593
ENERGY TOTAL		11,090,915
FINANCIALS — 9.1%
Capital Markets — 0.3%
Waddell & Reed Financial, Inc., Class A	86,607	1,338,944
Capital Markets Total		1,338,944
Commercial Banks — 1.2%
Boston Private Financial Holdings, Inc.	46,950	321,138
Oriental Financial Group	313,309	1,895,519
Taylor Capital Group, Inc.	195,582	1,144,155
Webster Financial Corp.	156,870	2,161,669
Commercial Banks Total		5,522,481
Consumer Finance — 0.1%
QC Holdings, Inc.	177,170	671,475
Consumer Finance Total		671,475
Insurance — 3.3%
Delphi Financial Group, Inc., Class A	94,100	1,735,204
First Mercury Financial Corp. (a)	206,217	2,940,655
Horace Mann Educators Corp.	208,017	1,911,676
National Interstate Corp.	72,821	1,301,311
NYMAGIC, Inc.	79,543	1,515,294
Phoenix Companies, Inc.	127,255	416,124
RAM Holdings Ltd. (a)	251,956	93,224
State Auto Financial Corp.	143,254	4,306,215
Willis Group Holdings Ltd.	5,539	137,810
Insurance Total		14,357,513
Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	145,004	2,069,207
American Campus Communities, Inc.	97,932	2,005,647
DiamondRock Hospitality Co.	258,924	1,312,745
DuPont Fabros Technology, Inc.	139,800	289,386
First Potomac Realty Trust	239,848	2,230,586
Sunstone Hotel Investors, Inc.	74,293	459,874
Real Estate Investment Trusts (REITs) Total		8,367,445
Thrifts & Mortgage Finance — 2.3%
Abington Bancorp, Inc.	176,921	1,636,519
Dime Community Bancshares	154,367	2,053,081
Encore Bancshares, Inc. (a)	22,025	242,275
First Niagara Financial Group, Inc.	100,759	1,629,273

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — (continued)
Jefferson Bancshares, Inc.	219,422	1,779,513
NewAlliance Bancshares, Inc.	196,389	2,586,443
Thrifts & Mortgage Finance Total		9,927,104
FINANCIALS TOTAL		40,184,962
HEALTH CARE — 18.1%
Biotechnology — 0.3%
BioMarin Pharmaceuticals, Inc. (a)	81,841	1,456,770
Biotechnology Total		1,456,770
Health Care Equipment & Supplies — 6.4%
Analogic Corp.	114,006	3,110,084
Cooper Companies, Inc.	76,674	1,257,454
Datascope Corp.	120,584	6,299,308
Greatbatch, Inc. (a)	100,953	2,671,216
Invacare Corp.	314,951	4,888,040
STAAR Surgical Co. (a)	619,167	1,473,617
Symmetry Medical, Inc. (a)	218,558	1,741,907
Thoratec Corp. (a)	84,887	2,757,979
West Pharmaceutical Services, Inc.	98,440	3,718,079
Health Care Equipment & Supplies Total		27,917,684
Health Care Providers & Services — 7.3%
Air Methods Corp. (a)	140,129	2,240,663
LifePoint Hospitals, Inc. (a)	169,095	3,862,130
Magellan Health Services, Inc. (a)	91,426	3,580,242
Owens & Minor, Inc.	70,752	2,663,813
Providence Service Corp. (a)	426,005	617,707
PSS World Medical, Inc. (a)	143,202	2,695,062
Psychiatric Solutions, Inc. (a)	101,145	2,816,888
Res-Care, Inc. (a)	759,384	11,405,948
U.S. Physical Therapy, Inc. (a)	149,407	1,991,595
Health Care Providers & Services Total		31,874,048
Health Care Technology — 0.0%
Mediware Information Systems (a)	11,614	55,747
Health Care Technology Total		55,747
Life Sciences Tools & Services — 1.1%
Cambrex Corp. (a)	435,103	2,010,176
Varian, Inc. (a)	86,981	2,914,733
Life Sciences Tools & Services Total		4,924,909
Pharmaceuticals — 3.0%
Adolor Corp. (a)	160,860	267,028

4

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Hi-Tech Pharmacal Co., Inc. (a)	211,765	1,173,178
KV Pharmaceutical Co., Class A (a)	279,589	805,216
Noven Pharmaceuticals, Inc. (a)	164,896	1,813,856
Obagi Medical Products, Inc. (a)	395,931	2,953,645
Valeant Pharmaceuticals International (a)	273,310	6,258,799
Pharmaceuticals Total		13,271,722
HEALTH CARE TOTAL		79,500,880
INDUSTRIALS — 22.9%
Aerospace & Defense — 3.8%
AAR Corp. (a)	336,794	6,200,378
Argon ST, Inc. (a)	116,031	2,188,345
Ladish Co., Inc. (a)	87,637	1,213,772
LMI Aerospace, Inc. (a)	71,907	817,583
Moog, Inc., Class A (a)	176,441	6,452,447
Aerospace & Defense Total		16,872,525
Air Freight & Logistics — 0.4%
Pacer International, Inc.	169,838	1,771,410
Air Freight & Logistics Total		1,771,410
Building Products — 1.4%
Insteel Industries, Inc.	57,424	648,317
NCI Building Systems, Inc. (a)	334,819	5,457,550
Building Products Total		6,105,867
Commercial Services & Supplies — 1.5%
Clean Harbors, Inc. (a)	17,160	1,088,630
Consolidated Graphics, Inc. (a)	100,444	2,274,052
McGrath Rentcorp	145,268	3,102,925
Commercial Services & Supplies Total		6,465,607
Construction & Engineering — 3.9%
EMCOR Group, Inc. (a)	313,068	7,022,115
MasTec, Inc. (a)	309,117	3,579,575
Northwest Pipe Co. (a)	104,681	4,460,457
Sterling Construction Co., Inc. (a)	107,162	1,986,784
Construction & Engineering Total		17,048,931
Electrical Equipment — 3.2%
AZZ, Inc. (a)	65,922	1,654,642
Baldor Electric Co.	189,754	3,387,109
BTU International, Inc. (a)	277,842	1,111,368
GrafTech International Ltd. (a)	309,746	2,577,087
LSI Industries, Inc.	471,588	3,239,809

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — (continued)
Powell Industries, Inc. (a)	76,700	2,225,834
Electrical Equipment Total		14,195,849
Industrial Conglomerates — 0.4%
Otter Tail Corp.	81,900	1,910,727
Industrial Conglomerates Total		1,910,727
Machinery — 2.8%
Albany International Corp., Class A	162,464	2,086,038
Flanders Corp. (a)	476,926	2,236,783
Key Technology, Inc. (a)(b)	175,893	3,322,619
Miller Industries, Inc. (a)	150,482	797,554
Nordson Corp.	41,764	1,348,559
Oshkosh Corp.	77,712	690,860
Tennant Co.	113,192	1,743,157
Machinery Total		12,225,570
Professional Services — 3.0%
FTI Consulting, Inc. (a)	61,362	2,741,654
Kforce, Inc. (a)	763,037	5,860,124
MPS Group, Inc. (a)	284,082	2,139,138
Navigant Consulting, Inc. (a)	110,678	1,756,460
Spherion Corp. (a)	427,145	943,990
Professional Services Total		13,441,366
Road & Rail — 1.4%
Arkansas Best Corp.	53,192	1,601,611
Frozen Food Express Industries	132,197	750,879
Kansas City Southern (a)	92,015	1,752,886
Werner Enterprises, Inc.	120,809	2,094,828
Road & Rail Total		6,200,204
Trading Companies & Distributors — 1.1%
Kaman Corp.	130,695	2,369,500
Rush Enterprises, Inc., Class A (a)	120,130	1,029,514
Rush Enterprises, Inc., Class B (a)	159,851	1,309,180
Trading Companies & Distributors Total		4,708,194
INDUSTRIALS TOTAL		100,946,250
INFORMATION TECHNOLOGY — 22.4%
Communications Equipment — 1.6%
ADC Telecommunications, Inc. (a)	269,170	1,472,360
ADTRAN, Inc.	161,346	2,400,828
Globecomm Systems, Inc. (a)	217,539	1,194,289

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Performance Technologies, Inc. (a)(b)	619,141	2,067,931
Communications Equipment Total		7,135,408
Computers & Peripherals — 2.4%
Avid Technology, Inc. (a)	71,328	778,189
Hypercom Corp. (a)	424,215	458,152
iGO, Inc. (a)	428,053	299,637
Imation Corp.	220,204	2,988,168
Presstek, Inc. (a)	396,137	1,271,600
Rimage Corp. (a)	235,461	3,157,532
STEC, Inc. (a)	311,449	1,326,773
Computers & Peripherals Total		10,280,051
Electronic Equipment, Instruments & Components — 6.0%
Agilysys, Inc.	93,645	401,737
Benchmark Electronics, Inc. (a)	947,100	12,094,467
FARO Technologies, Inc. (a)	270,406	4,559,045
Gerber Scientific, Inc. (a)	181,871	929,361
Keithley Instruments, Inc.	246,594	900,068
LeCroy Corp. (a)	122,148	372,551
Newport Corp. (a)	270,756	1,835,726
NU Horizons Electronics Corp. (a)	166,162	285,799
Plexus Corp. (a)	237,432	4,024,472
Technitrol, Inc.	268,223	933,416
Electronic Equipment, Instruments & Components Total		26,336,642
Internet Software & Services — 1.8%
EarthLink, Inc. (a)	708,940	4,792,435
S1 Corp. (a)	324,260	2,558,411
Selectica, Inc. (a)	715,735	601,217
Internet Software & Services Total		7,952,063
IT Services — 2.2%
Analysts International Corp. (a)	856,765	505,491
Computer Task Group, Inc. (a)	663,206	2,135,523
infoGROUP, Inc.	326,007	1,545,273
Integral Systems, Inc. (a)	150,736	1,816,369
NCI, Inc., Class A (a)	39,768	1,198,210
Startek, Inc. (a)	168,054	747,840
TNS, Inc. (a)	201,301	1,890,217
IT Services Total		9,838,923

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 3.9%
ATMI, Inc. (a)	204,551	3,156,222
Cirrus Logic, Inc. (a)	434,092	1,163,367
Exar Corp. (a)	196,713	1,312,076
Fairchild Semiconductor International, Inc. (a)	436,187	2,132,954
Hi/FN, Inc. (a)	294,786	695,695
International Rectifier Corp. (a)	60,596	818,046
IXYS Corp.	193,929	1,601,854
ON Semiconductor Corp. (a)	639,506	2,174,320
Pericom Semiconductor Corp. (a)	246,157	1,348,940
RF Micro Devices, Inc. (a)	342,149	266,876
Ultratech, Inc. (a)	194,130	2,321,795
Semiconductors & Semiconductor Equipment Total		16,992,145
Software — 4.5%
Bottomline Technologies, Inc. (a)	201,412	1,430,025
Epicor Software Corp. (a)	310,023	1,488,110
Lawson Software, Inc. (a)	520,925	2,469,185
Mentor Graphics Corp. (a)	362,924	1,876,317
MSC.Software Corp. (a)	358,302	2,393,457
PLATO Learning, Inc. (a)	262,046	314,455
Progress Software Corp. (a)	254,290	4,897,626
Sonic Solutions (a)	248,744	437,790
Sybase, Inc. (a)	184,587	4,572,220
Software Total		19,879,185
INFORMATION TECHNOLOGY TOTAL		98,414,417
MATERIALS — 4.4%
Chemicals — 3.2%
H.B. Fuller Co.	332,114	5,350,356
Sensient Technologies Corp.	255,586	6,103,394
Spartech Corp.	446,607	2,795,760
Chemicals Total		14,249,510
Containers & Packaging — 0.7%
Greif, Inc., Class A	91,690	3,065,197
Containers & Packaging Total		3,065,197

8

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.5%
Glatfelter Co.	237,822	2,211,744
Paper & Forest Products Total		2,211,744
MATERIALS TOTAL		19,526,451
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
General Communication, Inc., Class A (a)	197,142	1,594,879
Diversified Telecommunication Services Total		1,594,879
UTILITIES — 4.3%
Gas Utilities — 2.8%
New Jersey Resources Corp.	126,299	4,969,866
Northwest Natural Gas Co.	36,786	1,627,045
South Jersey Industries, Inc.	139,390	5,554,691
Gas Utilities Total		12,151,602
Water Utilities — 1.5%
American States Water Co.	114,859	3,788,050
California Water Service Group	65,773	3,053,840
Water Utilities Total		6,841,890
UTILITIES TOTAL		18,993,492

Total Common Stocks (cost of $601,122,958)		435,311,962

	Par ($)
Short-Term Obligation — 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Treasury Obligation maturing 08/15/26, market value $4,563,278 (repurchase proceeds $4,473,002)	4,473,000	4,473,000

Total Short-Term Obligation (cost of $4,473,000)		4,473,000

Total Investments — 99.9% (cost of $605,595,958)(c)(d)		439,784,962

Other Assets & Liabilities, Net — 0.1%		439,509

Net Assets — 100.0%		440,224,471

9

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$435,311,962	$—
	Level 2 – Other Significant Observable Inputs	4,473,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$439,784,962	$—

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three month period ended December 31, 2008, are as follows:

10

Security name: Key Technology, Inc.

Shares as of 09/30/08:	150,933
Shares purchased:	24,960
Shares sold:	—
Shares as of 12/31/08:	175,893
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$3,322,619

Security name: Performance Technologies, Inc.

Shares as of 09/30/08:	619,141
Shares purchased:	—
Shares sold:	—
Shares as of 12/31/08:	619,141
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$2,067,931

Security name: Unifirst Corp.

Shares as of 09/30/08:	212,019
Shares purchased:	—
Shares sold:	—
Shares as of 12/31/08:	212,019
Net realized gain/loss:	$—
Dividend income earned:	$7,951
Value at end of period:	$6,294,844

(c)	Cost for federal income tax purposes is $605,595,958.
(d)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$75,093,780	$(240,904,776)	$(165,810,996)

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 20, 2009